                                             -----------------------------------
                                             OMB APPROVAL
                                             OMB Number: 3235-0570
                                             Expires: October 31, 2006
                                             Estimated average burden
                                             hours per response. . . . . . .19.3
                                             -----------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-08846
                                   ---------------------------------------------

                             First Focus Funds, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

           First National Bank 1620 Dodge Street Omaha, NE 68197
--------------------------------------------------------------------------------
           (Address of principal executive offices)   (Zip code)

           BISYS Fund Services  3435 Stelzer Rd. Columbus, OH 43219
--------------------------------------------------------------------------------
                       (Name and address of agent for service)

Registrant's telephone number, including area code:  614-470-8000
                                                    ----------------------------
Date of fiscal year end:    3/31/05
                         ---------------

Date of reporting period:   9/30/04
                          --------------

      Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

            Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

[First Focus Funds Logo]


Short-Intermediate Bond Fund
Income Fund
Nebraska Tax-Free
Colorado Tax-Free Fund                                FIRST FOCUS FUNDS
Balanced Fund                                         Semi Annual Report
Core Equity Fund                                      September 30, 2004
Growth Opportunities Fund
Small Company Fund
International Equity Fund


                           Value. Stability. Service.

Notice to Investors
Shares of First Focus Funds are:
--------------------------------------------------------------------------------
    -  Are Not FDIC Insured - May Lose Value - Have No Bank Guarantee
--------------------------------------------------------------------------------

First Focus Funds are distributed by BISYS Funds Services, which is not affiliated with First National Bank or any of its affiliates.

SEMI ANNUAL REPORT SEPTEMBER 30, 2004                  [First Focus Funds Logo]
FIRST FOCUS FUNDS(SM)
--------------------------------------------------------------------------------


TABLE OF CONTENTS
--------------------------------------------------------------------------------


Shareholder Letter                              1
Portfolio Composition                           2
Schedule of Portfolio Investments               4
Statement of Assets and Liabilities            24
Statements of Operations                       26
Statements of Changes in Net Assets            28
Financial Highlights                           33
Notes to Financials                            35

SEMI ANNUAL REPORT SEPTEMBER 30, 2004                  [First Focus Funds Logo]
FIRST FOCUS FUNDS(SM)
--------------------------------------------------------------------------------


SEPTEMBER 30 , 2004

DEAR SHAREHOLDER,

In times of uncertainty, it is always comforting to study history for guidance. So far this year, we have seen modest gains in most major world stock market indices, however they don't come close to matching last year's stellar returns. Even with last year's strong returns, we are still well below the highs we reached over 4 years ago, in March 2000.

There have been 5 major bear markets since 1850 in the US. They are: 1852-1860, 1915-1923, 1929-1937, 1972-1980 and March 2000 to present. Although they are all different in magnitude (the worst being 1929-1937 where the Dow Jones Industrials, at it's lowest point, fell almost 80%), there are similarities. Generally, the first three years of the "bear" cycle have seen a period of rapid decline in equity prices. The next three years of the cycle have tended to be a time of consolidation, where stocks experience significant volatility, but generally move sideways. Finally, the last two to three years of the cycle have been periods of strong performance, where these bear markets finally break past their old highs set almost a decade before.

Many draw significant similarities between the current bear market and the 1972
- 1980 bear market. In the late 60's and early 70's, there was a small group of stocks ("Nifty Fifty") that dominated the market, much as the large cap tech stocks did in the late 90's. The bear market of 73-74 saw most of these stocks collapse, as did the bear market of 2000-2002. What followed was a period from 1975-1980 where stocks traded in a very narrow range with significant volatility. We have been experiencing a similar pattern of consolidation for the last several years.

What will happen over the short run is anyone's guess. Oil, although not as high on a constant dollar basis as it was in 1980, stubbornly hovers above $50 per barrel. The war in Iraq weighs heavily on everyone's mind. The economy has continued to grow at a solid pace, trending around 4% growth in Gross Domestic Product(1) so far this year. The bond market, using the 10-year government bond as a proxy, stubbornly hovers between 4% - 4.25%, after a sell-off in the spring that had the 10-year at 4.8%. This flies in the faces of most prognosticators who had called for higher rates this year. Stocks do not appear to be cheap, nor do they look expensive to us on a price to earnings ratio basis.

This is a time for patience. We are still working out many of the excesses the "bubble economy" of the late 90's created for us, but have made significant progress. Oil remains a concern, but we have as a nation lived through this phenomenon before, and are surprisingly nimble at adjusting our consumption patterns if necessary. The war on terror will probably be with us for many years to come, but our economy is working hard to adjust to this new reality.

We are over four years into this current "bear market". If history is useful as a guide, the worst could be behind us, or at least very close to being behind us. First Focus Funds appreciates your continued support. We believe that our strategy of "striving for strong risk-adjusted returns" works well in today's volatile investment landscape. Better days lie ahead!

/s/ Stephen Frantz

Stephen Frantz
Chief Investment Officer
sfrantz@fnni.com

DISCLOSURES(1)
GROSS DOMESTIC PRODUCT
----------------------
The Gross Domestic Product ("GDP") measures the market value of the goods and services produced by labor and property in the United States.

SEMI ANNUAL REPORT SEPTEMBER 30, 2004                  [First Focus Funds Logo]
FIRST FOCUS FUNDS(SM)
--------------------------------------------------------------------------------


PORTFOLIO COMPOSITION
SEPTEMBER 30, 2004
(UNAUDITED)

Short/Intermediate Bond Fund
Security Allocation        Percentage of Market Value
U.S. Treasuries                         36.8%
Corporate Bonds                         35.2%
Agencies                                26.0%
Cash Equivalents                         2.0%
Total                                  100.0%


Nebraska Tax-Free Fund

Security Allocation        Percentage of Market Value
Municipal Bonds                         98.7%
Cash Equivalents                         1.3%
Total                                  100.0%


Balanced Bond
Security Allocation        Percentage of Market Value
U.S. Treasuries                         22.8%
Information Technology                  16.6%
Consumer Discretionary                  12.3%
Industrials                             11.6%
Financials                               6.8%
Consumer Staples                         5.7%
Transportation                           5.7%
Materials                                5.3%
Energy                                   5.0%
Health Care                              2.6%
Corporate Bonds                          2.0%
Telecommunications                       1.7%
Cash Equivalents                         1.3%
U.S. Federal Agency Notes                0.6%
Total                                  100.0%


Income Fund:
Security Allocation        Percentage of Market Value
Mortgage-Backed                         52.9%
Corporate Bonds                         30.8%
Agencies                                 9.9%
U.S. Treasuries                          3.9%
Cash Equivalents                         1.3%
Yankees                                  1.2%
Total                                  100.0%


Colorado Tax-Free Fund:
Security Allocation        Percentage of Market Value
Municipal Bonds                         97.5%
Cash Equivalents                         2.5%
Total                                  100.0%


Core Equity Fund:
Security Allocation        Percentage of Market Value
Financials                              19.4%
Information Technology                  13.7%
Industrials                             13.4%
Energy                                  11.6%
Health Care                             10.3%
Consumer Discretionary                   9.4%
Consumer Staples                         8.7%
Telecommunications                       4.4%
Materials                                4.2%
Cash Equivalents                         2.7%
Utilities                                2.2%
Total                                  100.0%

SEMI ANNUAL REPORT SEPTEMBER 30, 2004                  [First Focus Funds Logo]
FIRST FOCUS FUNDS(SM)
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION, CONTINUED
SEPTEMBER 30, 2004
(UNAUDITED)

Growth Opportunities Fund
Security Allocation           Percentage of Market Value
Information Technology                  19.7%
Consumer Discretionary                  17.4%
Industrials                             12.6%
Financials                              11.7%
Transportation                          10.1%
Consumer Staples                         9.1%
Materials                                6.7%
Energy                                   6.2%
Health Care                              3.2%
Telecommunications                       2.7%
Cash Equivalents                         0.6%
Total                                  100.0%


International Equity Fund:
County Weighting Allocation   Percentage of Market Value
Japan                                   23.8%
Untied Kingdom                          17.8%
France                                  15.2%
Germany                                  8.8%
Switzerland                              7.8%
Italy                                    5.7%
Australia                                5.6%
Sweden                                   5.6%
Hong Kong                                3.0%
Ireland                                  2.4%
Portugal                                 1.1%
Singapore                                1.1%
Spain                                    1.0%
Finland                                  0.6%
Netherlands                              0.5%
Total                                  100.0%


Small Company Fund:
Security Allocation           Percentage of Market Value
Industrials                             17.0%
Financials                              16.3%
Consumer Discretionary                  12.3%
Health Care                             12.3%
Consumer Staples                        10.2%
Technology                               8.9%
Energy                                   8.5%
Basic Materials                          6.8%
Utilities                                6.1%
Transportation                           1.6%
Total                                  100.0%

SEMI-ANNUAL REPORT
First Focus Funds(SM)
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
September 30, 2004
(Unaudited)

SHORT/INTERMEDIATE BOND FUND

  SHARES
    OR
PRINCIPAL              SECURITY
  AMOUNT              DESCRIPTION              VALUE
----------   -----------------------------  -----------
U.S. TREASURY OBLIGATIONS 36.6%
             U.S. TREASURY NOTES 36.6%
$1,800,000   5.75%, 11/15/05                $ 1,869,469
 3,550,000   4.625%, 5/15/06                  3,672,724
 3,500,000   6.25%, 2/15/07                   3,782,461
 3,300,000   3.25%, 8/15/08                   3,315,599
 3,500,000   6.00%, 8/15/09                   3,912,619
 4,100,000   4.375%, 8/15/12                  4,226,845
 2,000,000   3.625%, 5/15/13                  1,951,094
 3,000,000   4.25%, 8/15/13                   3,044,883
                                            -----------
Total U.S. Treasury Obligations              25,775,694
                                            -----------
CORPORATE BONDS 35.0%
             BANKS 4.8%
 1,100,000   Bank of New York Co., Inc.,
             6.375%, 4/1/12                   1,216,276
   866,000   Bank One Corp., 10.00%,
             8/15/10                          1,108,496
 1,000,000   Key Bank, 7.25%, 6/1/05          1,030,972
                                            -----------
                                              3,355,744
                                            -----------
             COMPUTER SERVICES 4.5%
   989,000   Dell Computer, Inc., 6.55%,
             4/15/08                          1,087,573
 1,000,000   First Data Corp., 4.70%,
             11/1/06                          1,035,617
 1,000,000   Oracle Corp., 6.91%, 2/15/07     1,077,921
                                            -----------
                                              3,201,111
                                            -----------
             COSMETICS & TOILETRIES 0.3%
   190,000   Avon Products, Inc., 7.15%,
             11/15/09                           217,915
                                            -----------
             FINANCIAL SERVICES 10.5%
   760,000   AMBAC Financial Group, Inc.,
             9.375%, 8/1/11                     970,940
 1,000,000   Block Financial Corp., 8.50%,
             4/15/07                          1,119,802
 1,160,000   Countrywide Home Loan,
             5.625%, 7/15/09                  1,234,845
 1,150,000   General Electric Capital
             Corp., 3.50%, 8/15/07            1,155,065
 1,050,000   General Motors Acceptance
             Corp., 7.75%, 1/19/10            1,153,801
 1,155,000   John Hancock Financial
             Services, 5.625%, 12/1/08        1,232,411
   420,000   XTRA, Inc., 6.875%, 3/15/06        439,349
                                            -----------
                                              7,306,213
                                            -----------
             FOOD & BEVERAGE 0.6%
   420,000   Conagra Foods, Inc., 9.875%,
             11/15/05                           449,534
                                            -----------

  SHARES
    OR
PRINCIPAL              SECURITY
  AMOUNT              DESCRIPTION              VALUE
----------   -----------------------------  -----------
CORPORATE BONDS (CONTINUED)
             FOOTWEAR 0.7%
$  475,000   Reebok International Ltd.,
             6.75%, 9/15/05                 $   489,408
                                            -----------
             MEDICAL PRODUCTS/SUPPLIES
             1.5%
 1,040,000   Guidant Corp., 6.15%, 2/15/06    1,083,438
                                            -----------
             MULTI-LINE INSURANCE 1.7%
   990,000   General Reinsurance Corp.,
             9.00%, 9/12/09                   1,222,816
                                            -----------
             OIL & GAS EXPLORATION
             SERVICES 3.2%
 1,100,000   Phillips Petroleum Co.,
             6.375%, 3/30/09                  1,218,683
   800,000   United States Steel Corp.,
             9.375%, 2/15/12                  1,033,762
                                            -----------
                                              2,252,445
                                            -----------
             RETAIL 1.6%
 1,050,000   Limited Brands, Inc., 6.125%,
             12/1/12                          1,134,076
                                            -----------
             SECURITY BROKERS & DEALERS
             1.1%
   675,000   Radian Group, Inc., 7.75%,
             6/1/11                             783,763
                                            -----------
             TELECOMMUNICATION 1.5%
 1,000,000   GTE Corp., 6.36%, 4/15/06        1,049,890
                                            -----------
             TRANSPORTATION SERVICES 1.5%
   990,000   Caliber System, 7.80%, 8/1/06    1,069,486
                                            -----------
             UTILITIES -- ELECTRIC 1.5%
 1,000,000   Wisconsin Electric Power,
             6.625%, 11/15/06                 1,068,829
                                            -----------
Total Corporate Bonds                        24,684,668
                                            -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS 25.8%
             FANNIE MAE 12.0%
 2,675,000   5.00%, 1/15/07                   2,797,416
 2,825,000   3.50%, 1/28/08                   2,814,254
 2,750,000   5.50%, 7/18/12                   2,799,459
                                            -----------
                                              8,411,129
                                            -----------
             FEDERAL HOME LOAN BANK 11.2%
 2,800,000   2.75%, 11/15/06                  2,790,659
 2,800,000   3.75%, 8/15/09                   2,800,179
 2,375,000   4.00%, 3/24/11                   2,334,896
                                            -----------
                                              7,925,734
                                            -----------
             FREDDIE MAC 2.6%
 1,700,000   6.94%, 3/21/07                   1,859,368
                                            -----------
Total U.S. Government Agency Obligations     18,196,231
                                            -----------

                                                        [FIRST FOCUS FUNDS LOGO]
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
September 30, 2004
(Unaudited)

SHORT/INTERMEDIATE BOND FUND (CONCLUDED)

  SHARES
    OR
PRINCIPAL              SECURITY
  AMOUNT              DESCRIPTION              VALUE
----------   -----------------------------  -----------
INVESTMENT COMPANIES 2.0%
 1,405,624   Goldman Sachs Financial
             Square Funds, Treasury
             Obligations Fund               $ 1,405,624
                                            -----------
Total Investment Companies                    1,405,624
                                            -----------
Total (Cost $69,292,843) (a)                $70,062,217
                                            ===========

---------------

Percentages indicated are based on net assets of $70,471,071.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

    Unrealized appreciation                      $ 972,925
    Unrealized depreciation                       (203,551)
                                                 ---------
    Net unrealized appreciation (depreciation)   $ 769,374
                                                 =========

Aggregate cost for federal income tax purposes is substantially the same.

Ltd. -- Limited

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

First Focus Funds(SM)
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
September 30, 2004
(Unaudited)

INCOME FUND

  SHARES
    OR
PRINCIPAL              SECURITY
  AMOUNT              DESCRIPTION              VALUE
----------   -----------------------------  -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS 12.9%
             FANNIE MAE 2.5%
$1,850,000   5.50%, 7/18/12                 $ 1,883,272
                                            -----------
             FEDERAL HOME LOAN BANK 4.9%
 1,850,000   3.50%, 11/15/07                  1,863,735
 1,800,000   3.75%, 8/15/09                   1,800,115
                                            -----------
                                              3,663,850
                                            -----------
             FREDDIE MAC 2.5%
 1,900,000   4.375%, 2/4/10                   1,901,072
                                            -----------
             GOVERNMENT NATIONAL MORTGAGE
             ASSOCIATION 3.0%
 2,157,000   6.00%, 5/20/31                   2,233,914
                                            -----------
Total U.S. Government Agency Obligations      9,682,108
                                            -----------
MORTGAGE-BACKED SECURITIES 49.9%
             FANNIE MAE 32.3%
 1,987,319   5.50%, 3/1/13                    2,078,690
 2,562,667   5.00%, 4/1/13                    2,651,659
 2,748,541   4.50%, 6/1/13                    2,778,532
 3,840,671   5.50%, 11/1/16                   3,974,185
 2,847,616   5.00%, 5/1/18                    2,898,264
 3,424,318   5.00%, 8/1/18                    3,485,225
 3,240,218   5.00%, 4/1/34                    3,210,190
 3,383,944   5.00%, 5/1/34                    3,352,584
                                            -----------
                                             24,429,329
                                            -----------
             FREDDIE MAC 17.6%
 3,626,788   4.00%, 10/15/18                  3,469,037
 3,371,321   4.50%, 5/1/19                    3,362,457
 3,506,219   5.50%, 11/1/33                   3,561,903
 2,788,896   6.00%, 1/1/34                    2,883,743
                                            -----------
                                             13,277,140
                                            -----------
Total Mortgage-Backed Securities             37,706,469
                                            -----------
CORPORATE BONDS 31.7%
             AEROSPACE/DEFENSE EQUIPMENT 1.3%
   885,000   United Technologies Corp.,
             6.50%, 6/1/09                      985,228
                                            -----------
             BANKS 1.1%
   650,000   Bank One Corp., 10.00%,
             8/15/10                            832,012
                                            -----------
             BREWERY 1.3%
   900,000   Anheuser-Busch Cos, Inc.,
             7.125%, 7/1/17                     999,798
                                            -----------

  SHARES
    OR
PRINCIPAL              SECURITY
  AMOUNT              DESCRIPTION              VALUE
----------   -----------------------------  -----------
CORPORATE BONDS (CONTINUED)
             COMPUTER SERVICES 2.4%
$  725,000   Dell Computer, Inc., 6.55%,
             4/15/08                        $   797,260
 1,000,000   First Data Corp., 4.70%,
             11/1/06                          1,035,617
                                            -----------
                                              1,832,877
                                            -----------
             COSMETICS & TOILETRIES 1.4%
   900,000   Procter & Gamble Company,
             6.875%, 9/15/09                  1,024,256
                                            -----------
             ELECTRIC SERVICES 1.1%
   785,000   Union Electric, 6.75%, 5/1/08      865,645
                                            -----------
             FINANCE-CONSUMER LOANS 1.3%
   875,000   Household Finance Corp.,
             7.875%, 3/1/07                     968,323
                                            -----------
             FINANCIAL SERVICES 10.4%
   900,000   Block Financial Corp., 8.50%,
             4/15/07                          1,007,822
 1,032,000   Citigroup, Inc., 5.00%,
             9/15/14                          1,033,284
 1,000,000   Countrywide Financial, 4.25%,
             12/19/07                         1,018,534
   875,000   General Electric Capital
             Corp., 6.00%, 6/15/12              961,318
   900,000   General Motors Acceptance
             Corp., 7.75%, 1/19/10              988,972
   950,000   Goldman Sachs Group Inc.,
             6.125%, 2/15/33                    954,206
   850,000   Southtrust Bank, 6.125%,
             1/9/28                             942,942
   850,000   Wells Fargo & Co., 5.125%,
             2/15/07                            887,022
                                            -----------
                                              7,794,100
                                            -----------
             INSURANCE 1.4%
   950,000   Chubb Corp., 6.80%, 11/15/31     1,063,484
                                            -----------
             MULTI-LINE INSURANCE 1.3%
   800,000   General Reinsurance Corp.,
             9.00%, 9/12/09                     988,134
                                            -----------
             NATURAL GAS 0.8%
   550,000   Laclede Gas Co., 6.50%,
             11/15/10                           617,057
                                            -----------
             OIL REFINING & MARKETING 1.6%
   900,000   Tosco Corp., 8.125%, 2/15/30     1,174,592
                                            -----------
             PHARMACEUTICALS 1.0%
   625,000   Bristol-Myer Squibb, 7.15%,
             6/15/23                            738,735
                                            -----------
             REGIONAL AUTHORITIES 1.2%
   925,000   Ontario Province, 3.28%,
             3/28/08                            921,411
                                            -----------

                                                        [FIRST FOCUS FUNDS LOGO]
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
September 30, 2004
(Unaudited)

INCOME FUND (CONCLUDED)

  SHARES
    OR
PRINCIPAL              SECURITY
  AMOUNT              DESCRIPTION              VALUE
----------   -----------------------------  -----------
CORPORATE BONDS (CONTINUED)
             RETAIL 2.7%
$1,000,000   Limited Brands, Inc., 6.95%,
             3/1/33                         $ 1,108,168
   900,000   WAL-MART Stores, 8.50%,
             9/15/24                            937,202
                                            -----------
                                              2,045,370
                                            -----------
             TELECOM SERVICES 1.4%
   900,000   Verizion Global Funding
             Corp., 7.75%, 6/15/32            1,080,528
                                            -----------
Total Corporate Bonds                        23,931,550
                                            -----------
U.S. TREASURY OBLIGATIONS 3.8%
             U.S. TREASURY NOTES 2.5%
   250,000   5.75%, 11/15/05                    259,649
 1,500,000   6.00%, 8/15/09                   1,676,836
                                            -----------
                                              1,936,485
                                            -----------
             US TREASURY BONDS 1.3%
   900,000   5.50%, 8/15/28                     967,465
                                            -----------
Total U.S. Treasury Obligations               2,903,950
                                            -----------

  SHARES
    OR
PRINCIPAL              SECURITY
  AMOUNT              DESCRIPTION              VALUE
----------   -----------------------------  -----------
INVESTMENT COMPANIES 1.3%
 1,002,607   Goldman Sachs Financial
             Square Funds, Treasury
             Obligations Fund               $ 1,002,607
                                            -----------
Total Investment Companies                    1,002,607
                                            -----------
Total (Cost $74,240,831) (a)                $75,226,684
                                            ===========

---------------

Percentages indicated are based on net assets of $75,491,808.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

    Unrealized appreciation                     $1,421,695
    Unrealized depreciation                       (435,842)
                                                ----------
    Net unrealized appreciation (depreciation)  $  985,853
                                                ==========

Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT
First Focus Funds(SM)
--------------------------------------------------------------------------------


Schedule of Portfolio Investments
September 30, 2004
(Unaudited)

NEBRASKA TAX-FREE FUND

  SHARES
    OR
PRINCIPAL              SECURITY
  AMOUNT              DESCRIPTION              VALUE
----------   -----------------------------  -----------
MUNICIPAL BONDS 97.9%
             NEBRASKA 97.9%
$  500,000   Columbus County, BAN, GO,
             2.90%, 10/15/04                $   500,235
 1,400,000   Dakota County, School
             District, FSA, 5.25%,
             12/15/22                         1,502,214
   400,000   Dawson County, School
             District, MBIA, 4.85%,
             12/15/13                           418,908
 2,000,000   Dawson County, School
             District, MBIA, 5.35%,
             12/15/26                         2,064,400
 1,715,000   Dodge County, School
             District, MBIA, 5.45%,
             12/15/15                         1,910,699
   880,000   Dodge County, School
             District, MBIA, 5.60%,
             12/15/17                           988,266
 1,000,000   Douglas County Hospital
             Authority Revenue, 2.00%,
             11/15/05                           995,610
 1,000,000   Douglas County, Henry Doorly
             Zoo Facility, RB, REF,
             5.875%, 9/1/14                   1,108,720
 1,000,000   Douglas County, Nebraska
             School District No. 17,
             3.00%, 11/1/10                   1,001,080
   500,000   Douglas County, School
             District No. 001, GO, REF,
             5.00%, 6/15/09                     548,585
 1,960,000   Douglas County, School
             District No. 001, Series B,
             GO, 5.00%, 6/15/10               2,156,941
   440,000   Douglas County, School
             District No. 001, Series B,
             GO, 4.90%, 12/15/17                466,462
   575,000   Grand Island Nebraska
             Sanitation Sewer Revenue,
             3.75%, 4/1/11                      596,097
   155,000   Hasting, Electric System, RB,
             REF, 3.75%, 1/1/05                 155,787
   500,000   Hasting, Electric System, RB,
             REF, 5.00%, 1/1/16                 536,975
 1,000,000   Hasting, Electric System, RB,
             REF, 5.00%, 1/1/19               1,054,830
   855,000   Lancaster County, Hospital
             Authority, Bryanlgh Medical
             Center Project, Series A, RB,
             AMBAC, 5.00%, 6/1/19               902,393
 1,480,000   Lancaster County, School
             District No 001, Lincoln
             Public Schools, GO, 5.25%,
             7/15/17                          1,617,670
 2,000,000   Lancaster County, School
             District No 001, Lincoln
             Public Schools, GO, 5.25%,
             7/15/18                          2,179,000

  SHARES
    OR
PRINCIPAL              SECURITY
  AMOUNT              DESCRIPTION              VALUE
----------   -----------------------------  -----------
MUNICIPAL BONDS (CONTINUED)
             NEBRASKA (CONTINUED)
$1,185,000   Lancaster County, School
             District No. 1, Lincoln
             Public School District, GO,
             REF, 5.00%, 1/15/13            $ 1,315,646
   250,000   Lincoln County Nebraska,
             School District, 4.85%,
             12/15/12                           257,775
   500,000   Lincoln Nebraska GO, 2.80%,
             6/15/11                            484,035
   500,000   Lincoln Nebraska GO, 3.00%,
             6/15/12                            484,355
 1,500,000   Lincoln, Electric System,
             Power Supply Facility, RB,
             5.00%, 9/1/18                    1,600,860
 2,000,000   Lincoln, Electric System,
             Power Supply Facility,
             Service A, RB, 4.60%, 9/1/11     2,117,381
 3,040,000   Lincoln, Parking Facility,
             Series A, RB, REF, 5.375%,
             8/15/14                          3,324,392
   815,000   Lincoln, Tax-Supported
             Antelope Project, RB, 4.50%,
             9/15/14                            865,872
   855,000   Lincoln, Tax-Supported
             Antelope Project, RB, 5.00%,
             9/15/15                            930,309
   110,000   Nebraska Elementary &
             Secondary Schools, 2.45%,
             7/15/09                            106,362
   115,000   Nebraska Elementary &
             Secondary Schools, 2.65%,
             1/15/10                            110,907
   500,000   Nebraska State College
             Facilities Corporation,
             3.75%, 3/1/05                      504,320
   440,000   Nebraska State, American
             Public Energy Agency, Series
             C, RB, AMBAC, 4.00%, 9/1/06        455,862
   920,000   Nebraska State, Educational
             Finance Authority, Creighton
             University Project, RB,
             AMBAC, REF, 5.95%, 1/1/11          973,544
 2,660,000   Nebraska State, Educational
             Finance Authority, Creighton
             University Project, Series A,
             RB, AMBAC, REF, 5.00%, 9/1/09    2,934,644
 1,000,000   Nebraska State, Educational
             Finance Authority, RB,
             RADIAN, REF, 5.15%, 4/1/22       1,042,270
   500,000   Nebraska State, Municipal
             Energy Agency, Series A, RB,
             AMBAC, REF, 5.00%, 4/1/14          547,370
   500,000   Nebraska State, Municipal
             Energy Agency, Series A, RB,
             AMBAC, REF, 5.00%, 4/1/15          544,965

                                                        [FIRST FOCUS FUNDS LOGO]
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
September 30, 2004
(Unaudited)

NEBRASKA TAX-FREE FUND (CONTINUED)

  SHARES
    OR
PRINCIPAL              SECURITY
  AMOUNT              DESCRIPTION              VALUE
----------   -----------------------------  -----------
MUNICIPAL BONDS (CONTINUED)
             NEBRASKA (CONTINUED)
$1,000,000   Nebraska State, Municipal
             Energy Agency, Series A, RB,
             AMBAC, REF, 5.25%, 4/1/16      $ 1,108,290
 1,000,000   Nebraska State, Netc
             Facilities, Corp., RB, 4.50%,
             4/1/09                           1,063,470
 1,000,000   Nebraska State, Utility
             Corp., Lincoln Project, RB,
             5.25%, 1/1/23                    1,069,440
   525,000   Norris Public Power
             Distribution Nebraska
             Electric Revenue, 2.45%,
             1/1/09                             523,073
 2,295,000   O'Neill, Hospital Authority,
             St. Anthony's Hospital
             Project, RB (B), 6.25%,
             9/1/12                           2,463,728
 2,285,000   Omaha , GO, REF, 5.00%,
             12/1/10                          2,521,542
 1,440,000   Omaha , GO, REF, 5.00%,
             12/1/11                          1,578,902
   705,000   Omaha , GO, REF, 5.00%,
             12/1/12                            770,671
 1,530,000   Omaha Convention Hotel Corp.,
             5.50%, 4/1/14                    1,729,221
 1,000,000   Omaha Convention Hotel Corp.,
             Convention Center 1st Tier,
             Series A, RB, AMBAC, 5.50%,
             4/1/16                           1,131,620
 1,635,000   Omaha Stadium Facilities
             Corp., Rosenblatt Stadium
             Project, RB, 5.25%, 11/1/16      1,817,826
 1,500,000   Omaha, Douglass Public
             Building, GO, 5.10%, 5/1/20      1,587,285
 1,300,000   Omaha, GO, 4.85%, 12/1/14        1,407,510
 1,175,000   Omaha, Housing Authority,
             Timbercreek Apartments, RB,
             5.15%, 11/20/22                  1,198,465
 1,000,000   Omaha, Public Power District,
             Electric System, Series B,
             RB, ETM, 5.90%, 2/1/06           1,054,110
   250,000   Omaha, Special Obligation,
             Riverfront Redevelopment
             Project, Series A, RB, 4.25%,
             2/1/09                             264,863
   570,000   Omaha, Special Obligation,
             Riverfront Redevelopment
             Project, Series A, RB,
             4.375%, 2/1/10                     607,557
   580,000   Omaha, Special Obligation,
             Riverfront Redevelopment
             Project, Series A, RB, 4.50%,
             2/1/11                             623,129

  SHARES
    OR
PRINCIPAL              SECURITY
  AMOUNT              DESCRIPTION              VALUE
----------   -----------------------------  -----------
MUNICIPAL BONDS (CONTINUED)
             NEBRASKA (CONTINUED)
$1,000,000   Papillion-La Vista, School
             District, 4.90%, 12/1/22       $ 1,023,390
   380,000   Phelps County Leasing
             Corporation, County
             Correctional Facility
             Project, RB, 5.45%, 9/15/22        394,448
 2,000,000   Phelps County, Hospital
             Authority, Phelps Memorial
             Health Center Project, Series
             B, RB, 4.75%, 7/1/12             2,022,380
   170,000   Seward, GO, 5.10%, 2/15/22         173,618
   180,000   Seward, GO, 5.10%, 2/15/23         183,830
 1,940,000   University of Nebraska,
             Deferred Maintenance Project,
             RB, 5.25%, 7/15/09               2,119,372
 1,000,000   University of Nebraska,
             Deferred Maintenance Project,
             RB, 5.25%, 7/15/10               1,090,580
 3,000,000   University of Nebraska,
             Medical Center Research
             Project, RB, 5.25%, 7/1/11       3,081,840
 1,000,000   University of Nebraska,
             Medical Center Research
             Project, RB, 5.00%, 2/15/12      1,103,500
 1,000,000   University of Nebraska,
             Medical Research Project, RB,
             4.75%, 2/15/10                   1,082,210
                                            -----------
                                             74,101,611
                                            -----------
Total Municipal Bonds                        74,101,611
                                            -----------
INVESTMENT COMPANIES 1.3%
   961,220   Goldman Sachs Financial
             Square Funds, Tax-Free Money
             Market Fund                        961,220
                                            -----------
Total Investment Companies                      961,220
                                            -----------
Total (Cost $71,395,467) (a)                $75,062,831
                                            ===========

---------------

Percentages indicated are based on net assets of $75,675,275.

SEMI-ANNUAL REPORT
First Focus Funds(SM)
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
September 30, 2004
(Unaudited)

NEBRASKA TAX-FREE FUND (CONCLUDED)

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

    Unrealized appreciation                     $3,735,418
    Unrealized depreciation                        (68,054)
                                                ----------
    Net unrealized appreciation (depreciation)  $3,667,364
                                                ==========

Aggregate cost for federal income tax purposes is substantially the same.

AMBAC  -- American Municipal Bond Assurance Corporation
BAN    -- Bond Anticipation Note
ETM    -- Escrowed to Maturity
FSA    -- Financial Security Assurance
GO     -- General Obligation
MBIA   -- Municipal Bond Insurance Association
RB     -- Revenue Bond
REF    -- Refunding

See Notes to Financial Statements.

                                                        [FIRST FOCUS FUNDS LOGO]
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
September 30, 2004
(Unaudited)

COLORADO TAX-FREE FUND

  SHARES
    OR
PRINCIPAL              SECURITY
  AMOUNT              DESCRIPTION              VALUE
----------   -----------------------------  -----------
MUNICIPAL BONDS 96.5%
             COLORADO 96.5%
$  100,000   Arapahoe County, School
             District, 3.80%, 12/15/10      $   104,018
   250,000   Arapahoe County, School
             District, 3.25%, 6/1/11            251,170
   250,000   Arrowhead Metropolitan
             District, 4.65%, 12/1/14           265,620
   200,000   Arvada, Sales & Use Tax
             Revenue, 3.50%, 12/1/13            200,590
   325,000   Aurora, 4.00%, 11/1/13             336,546
    75,000   Aurora, GO, 4.65%, 12/1/11          79,850
   120,000   Berthoud, Fire Protection
             District, 4.60%, 12/1/13           128,058
   600,000   Boulder County, Development
             Revenue, 4.20%, 9/1/13             627,048
   155,000   Boulder County, Open Space
             Capital Improvement, 4.25%,
             7/15/10                            164,500
   250,000   Boulder Valley, School
             District, FGIC, 4.75%,
             12/1/09                            267,850
   300,000   Boulder Valley, School
             District, FGIC, 4.875%,
             12/15/11                           318,971
   100,000   Boulder, GO, 4.35%, 8/15/08        105,245
   500,000   Boulder, Water & Sewer
             Revenue, 4.00%, 12/1/11            525,740
   200,000   Clear Creek, School District,
             FSA, 5.50%, 12/1/09                225,294
   190,000   Colorado Springs, Utility
             System, Sub-Lien, Improvement
             Facilities, 4.625%, 11/15/13       199,884
   300,000   Colorado, Department of
             Transportation, 4.30%,
             6/15/11                            320,289
   400,000   Colorado, Department of
             Transportation, 4.25%,
             6/15/13                            430,144
   250,000   Colorado, Educational &
             Cultural Facilities,
             University of Northern
             Colorado Student Housing,
             4.35%, 7/1/12                      265,265
    30,000   Colorado, School of Mines
             Auxiliary Facilities
             Enterprise, 4.875%, 12/1/07         30,131
   150,000   Colorado, School of Mines
             Auxiliary Facilities
             Enterprise, 5.00%, 12/1/10         161,874
     5,000   Colorado, Water Resources &
             Power Development Authority,
             Clean Water, 4.625%, 9/1/07          5,360

  SHARES
    OR
PRINCIPAL              SECURITY
  AMOUNT              DESCRIPTION              VALUE
----------   -----------------------------  -----------
MUNICIPAL BONDS (CONTINUED)
             COLORADO (CONTINUED)
$  250,000   Colorado, Water Resources &
             Power Development Authority,
             Clean Water, 5.00%, 9/1/12     $   275,895
   250,000   Colorado, Water Resources &
             Power Development Authority,
             Drinking Water, 5.00%, 9/1/10      277,270
    50,000   Colorado, Water Resources &
             Power Development Authority,
             Small Water, 4.65%, 11/1/04         50,124
   300,000   Colorado, Water Resources &
             Power Development Authority,
             Small Water, 4.30%, 11/1/12        317,238
   300,000   Colorado, Water Resources &
             Power Development Authority,
             Small Water, 4.55%, 11/1/12        316,305
   150,000   Colorado, Water Resources &
             Power Development Authority,
             Small Water, 5.45%, 11/1/12        164,348
   300,000   Denver (City & County), Board
             Water Commission, 4.30%,
             9/1/12                             318,009
   150,000   Denver (City & County),
             Excise Tax, 5.00%, 12/1/11         168,351
   300,000   Denver (City & County),
             School District, 4.00%,
             12/1/14                            308,667
   150,000   Denver (City & County),
             Water, GO, 4.90%, 10/1/09          159,414
   300,000   Denver, Convention Center,
             XLCA, 3.25%, 12/1/14               287,484
   100,000   Douglas County, Sales & Use
             Tax Revenue, MBIA, 5.25%,
             10/15/07                           106,488
   300,000   Douglas County, School
             District, SAW, 4.50%,
             12/15/09                           323,358
    45,000   El Paso County, School
             District, 3.85%, 12/1/06            46,796
   200,000   El Paso County, School
             District, MBIA, 4.50%,
             12/1/09                            215,760
    25,000   El Paso County, School
             District, MBIA, 4.00%,
             12/1/11                             26,238
   100,000   El Paso County, School
             District, MBIA, 3.75%,
             12/1/12                            102,634
   250,000   El Paso County, School
             District, SAW, 5.00%, 12/1/16      268,155
   130,000   Evergreen, Park & Recreation
             District, AMBAC, 5.00%,
             12/1/11                            143,347
    20,000   Fort Collins, Stormwater
             Utility Enterprise, Storm
             Drain, 4.75%, 12/1/10               21,635

SEMI-ANNUAL REPORT
First Focus Funds(SM)
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
September 30, 2004
(Unaudited)

COLORADO TAX-FREE FUND (CONCLUDED)

  SHARES
    OR
PRINCIPAL              SECURITY
  AMOUNT              DESCRIPTION              VALUE
----------   -----------------------------  -----------
MUNICIPAL BONDS (CONTINUED)
             COLORADO (CONTINUED)
$  150,000   Fort Collins, Stormwater
             Utility Enterprise, Storm
             Drain, Refunding &
             Improvement, 5.00%, 12/1/10    $   161,874
   250,000   Fremont County, School
             District, 4.00%, 12/1/14           257,223
   100,000   Glenwood Springs, Sales & Use
             Tax Revenue, 4.15%, 10/1/09        106,264
   100,000   Golden, Sales & Use Tax
             Revenue, Improvement, 4.80%,
             12/1/12                            108,300
   300,000   Golden, Sales & Use Tax
             Revenue, Improvement, 5.375%,
             12/1/15                            334,542
   100,000   Grand Lake, Fire Protection
             District, 4.45%, 12/1/11           106,805
   500,000   Jefferson County, Open Space
             Sale Tax, 5.00%, 11/1/15           540,455
   100,000   La Plata County, School
             District, 5.15%, 11/1/09           106,952
   250,000   Lakewood, Sales & Use Tax
             Revenue, 4.65%, 12/1/11            265,315
   350,000   Larimer County, School
             District, 4.60%, 12/15/10          379,753
   300,000   Larimer County, School
             District, 5.25%, 12/15/12          325,905
   250,000   Longmont, Sales & Use Tax
             Revenue, 4.30%, 11/15/11           266,895
   150,000   Mesa County, School District,
             5.10%, 12/1/08                     161,528
   115,000   Parker, Water & Sanitation
             District, FGIC, 4.50%,
             10/1/08                            124,088
   155,000   Platte River, Power
             Authority, MBIA, 5.00%,
             6/1/08                             170,502
   300,000   Platte River, Power
             Authority, 4.125%, 6/1/11          315,761
    50,000   Pueblo County, School
             District No. 070, AMBAC,
             4.65%, 12/1/07                      53,825
    25,000   Pueblo County, School
             District No. 070, MBIA,
             5.20%, 12/1/10                      26,005
   300,000   Pueblo County, School
             District No. 070, FGIC,
             4.30%, 12/1/13                     315,855
   300,000   Pueblo, Waterworks
             Improvement, FSA, 5.25%,
             11/1/09                            334,598
   145,000   Regional Transportation
             District, Sales & Use Tax
             Revenue, 4.50%, 11/1/10            156,725
   200,000   Routt County, School
             District, 4.00%, 12/1/14           206,324

  SHARES
    OR
PRINCIPAL              SECURITY
  AMOUNT              DESCRIPTION              VALUE
----------   -----------------------------  -----------
MUNICIPAL BONDS (CONTINUED)
             COLORADO (CONTINUED)
$  300,000   Summit County, School
             District No. RE1, 4.50%,
             12/1/09                        $   323,640
   130,000   Teller County, Library
             District, AMBAC, 4.65%,
             12/1/12                            139,991
   220,000   Thornton, COP, AMBAC, 3.50%,
             12/1/09                            226,851
   300,000   Thornton, Sales & Use Tax
             Revenue, FSA, 5.00%, 9/1/14        324,519
   200,000   Thornton, Water Authority,
             FSA, 3.375%, 12/1/10               203,254
   300,000   University Colorado
             Enterprise Revenue Bonds,
             4.50%, 6/1/13                      322,314
   150,000   Widefield, Water & Sanitation
             District, 5.55%, 12/1/10           166,713
    50,000   Wray, Community Hospital
             District, 4.65%, 10/15/07           51,125
   250,000   Wray, Community Hospital
             District, 4.95%, 10/15/10          254,998
                                            -----------
                                             15,749,862
                                            -----------
Total Municipal Bonds                        15,749,862
                                            -----------
INVESTMENT COMPANIES 2.5%
   409,349   Goldman Sachs Financial
             Square Funds, Tax-Free Money
             Market Fund                        409,349
                                            -----------
Total Investment Companies                      409,349
                                            -----------
Total (Cost $15,281,446) (a)                $16,159,211
                                            ===========

---------------

Percentages indicated are based on net assets of $16,324,277.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

    Unrealized appreciation                       $894,746
    Unrealized depreciation                        (16,981)
                                                  --------
    Net unrealized appreciation (depreciation)    $877,765
                                                  ========

Aggregate cost for federal income tax purposes is substantially the same.

AMBAC  -- American Municipal Bond Assurance Corporation
COP    -- Certificate of Participation
FGIC   -- Financial Guaranty Insurance Company
FSA    -- Financial Security Assurance
GO     -- General Obligation
MBIA   -- Municipal Bond Insurance Association
SAW    -- St Aid Withholding
XLCA   -- XL Capital

See Notes to Financial Statements.

                                                        [FIRST FOCUS FUNDS LOGO]
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
September 30, 2004
(Unaudited)

BALANCED FUND

  SHARES
    OR
PRINCIPAL              SECURITY
  AMOUNT              DESCRIPTION              VALUE
----------   -----------------------------  -----------
COMMON STOCKS 71.0%
             AEROSPACE & DEFENSE 1.6%
     6,000   Alliant Techsystems, Inc. (b)  $   363,000
                                            -----------
             AIR COURIER SERVICES 1.5%
     4,000   Fedex Corp.                        342,760
                                            -----------
             AUTOMOTIVE 1.5%
     5,000   Paccar, Inc.                       345,600
                                            -----------
             BUILDING & CONSTRUCTION 4.5%
    10,000   Chicago Bridge and Iron
             Co. -- ADR                         299,900
    10,000   Hovnanian Enterprises, Class
             A (b)                              401,000
     7,000   Toll Brothers, Inc. (b)            324,310
                                            -----------
                                              1,025,210
                                            -----------
             CHEMICALS 5.5%
    10,000   Praxair, Inc.                      427,400
     6,000   Scotts Co., Class A (b)            384,900
     7,000   Sigma-Aldrich Corp.                406,000
                                            -----------
                                              1,218,300
                                            -----------
             COMMUNICATIONS 3.3%
     6,000   L-3 Communications Holdings,
             Inc.                               402,000
     8,000   Plantronics, Inc.                  345,920
                                            -----------
                                                747,920
                                            -----------
             COMPUTER PRODUCTS 11.2%
    10,000   Adobe Systems, Inc.                494,699
     7,000   Affiliated Computer Services,
             Class A (b)                        389,690
     7,000   Cerner Corp. (b)                   302,820
    15,000   Citrix Systems, Inc. (b)           262,800
    12,000   Cognizant Technology
             Solutions Corp. (b)                366,120
    20,000   Jack Henry & Associates,
             Inc.                               375,400
     6,000   Symantec Corp. (b)                 329,280
                                            -----------
                                              2,520,809
                                            -----------
             CONSULTING SERVICES 0.8%
     6,500   MAXIMUS, Inc. (b)                  187,265
                                            -----------
             EDUCATIONAL SERVICES 0.7%
    12,000   Corinthian Colleges, Inc. (b)      161,760
                                            -----------
             ENTERTAINMENT & LEISURE 4.6%
     8,000   Carnival Corp.                     378,320
    10,000   International Game Technology      359,500
    20,000   Multimedia Games, Inc. (b)         310,000
                                            -----------
                                              1,047,820
                                            -----------

  SHARES
    OR
PRINCIPAL              SECURITY
  AMOUNT              DESCRIPTION              VALUE
----------   -----------------------------  -----------
COMMON STOCKS (CONTINUED)
             ENVIRONMENTAL SERVICES 1.7%
    12,000   Waste Connections, Inc. (b)    $   380,160
                                            -----------
             FINANCIAL SERVICES 3.3%
    10,000   Doral Financial Corp.              414,700
     7,500   Investors Financial Services
             Corp.                              338,475
                                            -----------
                                                753,175
                                            -----------
             FOOD & BEVERAGE 3.1%
    10,000   Constellation Brands, Inc.,
             Class A (b)                        380,600
    12,000   Pepsi Bottling Group, Inc.         325,800
                                            -----------
                                                706,400
                                            -----------
             INSURANCE 5.0%
     5,000   Everest Re Group Ltd.              371,650
     7,000   MBIA, Inc.                         407,470
     6,000   Triad Guaranty, Inc. (b)           332,880
                                            -----------
                                              1,112,000
                                            -----------
             INTERNET SECURITY 1.8%
    15,000   Checkfree Corp. (b)                415,050
                                            -----------
             MANUFACTURING -- DIVERSIFIED
             1.2%
     3,000   Illinois Tool Works, Inc.          279,510
                                            -----------
             MEDICAL PRODUCTS 2.6%
     6,000   Biogen Idec, Inc. (b)              367,020
     4,800   Stryker Corp.                      230,784
                                            -----------
                                                597,804
                                            -----------
             MOTORCYCLES 1.0%
     4,000   Harley-Davidson, Inc.              237,760
                                            -----------
             OIL & GAS EXPLORATION SERVICES 4.3%
     8,000   Apache Corp.                       400,880
     5,000   Occidental Petroleum Corp.         279,650
    10,000   Patina Oil & Gas Corp.             295,700
                                            -----------
                                                976,230
                                            -----------
             RAILROADS 1.3%
    10,000   Norfolk Southern Corp.             297,400
                                            -----------
             RECREATIONAL VEHICLES 1.7%
    15,000   Thor Industries, Inc.              397,050
                                            -----------
             RETAIL 2.7%
     7,000   Lowe's Cos., Inc.                  380,450
     5,000   Starbucks Corp. (b)                227,300
                                            -----------
                                                607,750
                                            -----------
             SEMICONDUCTOR EQUIPMENT 1.7%
    15,000   Marvell Technology Group
             Ltd.-ADR (b)                       391,950
                                            -----------

SEMI-ANNUAL REPORT
First Focus Funds(SM)
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
September 30, 2004
(Unaudited)

BALANCED FUND (CONCLUDED)

  SHARES
    OR
PRINCIPAL              SECURITY
  AMOUNT              DESCRIPTION              VALUE
----------   -----------------------------  -----------
COMMON STOCKS (CONTINUED)
             SPORTING GOODS 1.4%
    15,000   West Marine, Inc. (b)          $   320,700
                                            -----------
             TELEVISION BROADCASTING 1.7%
    12,000   Univision Communications,
             Inc., Class A (b)                  379,320
                                            -----------
             TRANSPORTATION 1.3%
     5,000   Landstar System, Inc. (b)          293,400
                                            -----------
Total Common Stocks                          16,106,103
                                            ===========
CORPORATE BONDS 2.0%
             AUTOMOTIVE 1.2%
$  250,000   General Motors, 7.125%,
             7/15/13                        $   260,972
                                            -----------
             FINANCIAL SERVICES 0.8%
   100,000   Ford Motor Credit Co.,
             7.375%, 2/1/11                     108,751
    75,000   Ford Motor Credit Co., 7.00%,
             10/1/13                             79,297
                                            -----------
                                                188,048
                                            -----------
Total Corporate Bonds                           449,020
                                            -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS 0.6%
             FEDERAL NATIONAL MORTGAGE
             ASSOCIATION 0.6%
   125,000   7.25%, 1/15/10                     144,957
                                            -----------
Total U.S. Government Agency Obligations        144,957
                                            -----------

  SHARES
    OR
PRINCIPAL              SECURITY
  AMOUNT              DESCRIPTION              VALUE
----------   -----------------------------  -----------
U.S. TREASURY OBLIGATIONS 22.7%
             U.S. TREASURY NOTES 22.7%
$  600,000   6.00%, 8/15/09                 $   670,735
 1,050,000   5.00%, 8/15/11                   1,128,462
   550,000   4.875%, 2/15/12                    586,137
   250,000   4.375%, 8/15/12                    257,735
   750,000   4.00%, 11/15/12                    753,633
   500,000   4.25%, 8/15/13                     507,481
 1,000,000   7.25%, 5/15/16                   1,258,827
                                            -----------
Total U.S. Treasury Obligations               5,163,010
                                            -----------
INVESTMENT COMPANIES 2.1%
   473,777   Goldman Sachs Financial
             Square Funds, Treasury
             Obligations Fund                   473,777
                                            -----------
Total Investment Companies                      473,777
                                            -----------
Total (Cost $18,383,841) (a)                $22,336,867
                                            ===========

---------------

Percentages indicated are based on net assets of $22,702,604.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

    Unrealized appreciation                     $4,210,353
    Unrealized depreciation                       (257,327)
                                                ----------
    Net unrealized appreciation (depreciation)  $3,953,026
                                                ==========

Aggregate cost for federal income tax purposes is substantially the same.

(b) Non-income producing securities.

ADR -- American Depository Receipt

See Notes to Financial Statements.

                                                        [FIRST FOCUS FUNDS LOGO]
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
September 30, 2004
(Unaudited)

CORE EQUITY FUND

                       SECURITY
  SHARES             DESCRIPTION              VALUE
----------   ----------------------------  ------------
COMMON STOCKS 97.4%
             ADVERTISING 1.7%
    25,000   Omnicom Group, Inc.           $  1,826,500
                                           ------------
             BANKS 6.2%
    53,000   Bank of America Corp.            2,296,490
    23,500   BB&T Corp.                         932,715
    35,000   J.P. Morgan Chase & Co.          1,390,550
    48,000   National City Corp.              1,853,760
                                           ------------
                                              6,473,515
                                           ------------
             BROADCASTING 2.4%
    29,500   Gannett Co., Inc.                2,470,920
                                           ------------
             BUILDING & CONSTRUCTION 0.8%
    23,000   Masco Corp.                        794,190
                                           ------------
             BUSINESS SERVICES 1.6%
    34,500   H & R Block                      1,704,990
                                           ------------
             CHEMICALS 1.8%
    35,000   Air Products & Chemicals,
             Inc.                             1,903,300
                                           ------------
             COMPUTERS, PERIPHERALS &
             SOFTWARE 10.4%
   158,000   Hewlett-Packard Co.              2,962,500
    11,500   International Business
             Machines Corp.                     986,010
    65,500   Microsoft Corp.                  1,811,075
    87,500   NCR Corp. (b)                    4,339,125
    57,000   Vishay Intertechnology, Inc.
             (b)                                735,300
                                           ------------
                                             10,834,010
                                           ------------
             CONTAINERS & PACKAGING 2.4%
    94,000   Sonoco Products Co.              2,485,360
                                           ------------
             COSMETICS & TOILETRIES 2.3%
    38,000   Kimberly-Clark Corp.             2,454,420
                                           ------------
             CRUDE PETROLEUM AND NATURAL
             GAS 11.5%
    97,000   Burlington Resources, Inc.       3,957,600
    51,000   ChevronTexaco Corp.              2,735,640
    45,000   Exxon Mobil Corp.                2,174,850
    32,500   Transocean, Inc. (b)             1,162,850
    48,500   Unocal Corp.                     2,085,500
                                           ------------
                                             12,116,440
                                           ------------
             DATA PROCESSING 2.7%
    64,000   First Data Corp.                 2,784,000
                                           ------------
             ELECTRICAL EQUIPMENT 2.0%
    34,500   Emerson Electric Co.             2,135,205
                                           ------------
             FINANCE SERVICES 1.5%
    25,500   Fannie Mae                       1,616,700
                                           ------------

                       SECURITY
  SHARES             DESCRIPTION              VALUE
----------   ----------------------------  ------------
COMMON STOCKS (CONTINUED)
             FOOD, BEVERAGES & TOBACCO
             6.4%
    56,000   H.J. Heinz Co.                $  2,017,120
    49,000   Kraft Foods, Inc.                1,554,280
    64,000   PepsiCo, Inc.                    3,113,600
                                           ------------
                                              6,685,000
                                           ------------
             HOUSEHOLD PRODUCTS 2.1%
   108,000   Newell Rubbermaid, Inc.          2,164,320
                                           ------------
             INSURANCE 10.1%
    33,000   American International
             Group, Inc.                      2,243,670
    46,000   Chubb Corp.                      3,232,880
    48,000   Marsh & McLennan Company,
             Inc.                             2,196,480
    63,500   SAFECO Corp.                     2,898,775
                                           ------------
                                             10,571,805
                                           ------------
             MACHINERY 6.6%
    50,500   Ingersoll Rand Co.               3,432,485
    59,500   Parker Hannifin Corp.            3,502,170
                                           ------------
                                              6,934,655
                                           ------------
             MEDICAL & MEDICAL SERVICES
             10.3%
    66,000   Abbott Laboratories              2,795,760
    25,500   Becton, Dickinson & Company      1,318,350
    53,000   Bristol-Myers Squibb Company     1,254,510
    35,000   Guidant Corp.                    2,311,400
    48,000   Pfizer, Inc.                     1,468,800
    20,500   Zimmer Holdings, Inc. (b)        1,620,320
                                           ------------
                                             10,769,140
                                           ------------
             REAL ESTATE INVESTMENT TRUSTS 1.6%
    54,000   Equity Residential
             Properties Trust                 1,674,000
                                           ------------
             RETAIL 0.7%
    15,500   Target Corp.                       701,375
                                           ------------
             SEMI-CONDUCTORS/INSTRUMENTS 0.7%
   101,500   Sanmina-SCI Corp. (b)              715,575
                                           ------------
             TELEPHONE &
             TELECOMMUNICATIONS 4.4%
    38,500   BellSouth Corp.                  1,044,120
    46,500   SBC Communications, Inc.         1,206,675
    59,000   Verizon Communications,
             Inc.                             2,323,420
                                           ------------
                                              4,574,215
                                           ------------
             TOYS & GAMES 2.6%
   149,500   Mattel, Inc.                     2,710,435
                                           ------------

SEMI-ANNUAL REPORT
First Focus Funds(SM)
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
September 30, 2004
(Unaudited)

CORE EQUITY FUND (CONCLUDED)

                       SECURITY
  SHARES             DESCRIPTION              VALUE
----------   ----------------------------  ------------
COMMON STOCKS (CONTINUED)
             TRANSPORTATION 2.4%
    42,500   Union Pacific Corp.           $  2,490,500
                                           ------------
             UTILITIES -- ELECTRIC 2.2%
    23,500   DTE Energy Company                 991,465
    72,800   XCEL Energy, Inc.                1,260,896
                                           ------------
                                              2,252,361
                                           ------------
Total Common Stocks                         101,842,931
                                           ------------
INVESTMENT COMPANIES 2.5%
 2,562,484   Goldman Sachs Financial
             Square Funds, Treasury
             Obligations Fund                 2,562,484
                                           ------------
Total Investment Companies                    2,562,484
                                           ------------
Total (Cost $76,152,983) (a)               $104,405,415
                                           ============

---------------

Percentages indicated are based on net assets of $104,502,178.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

    Unrealized appreciation                    $31,555,314
    Unrealized depreciation                     (3,302,882)
                                               -----------
    Net unrealized appreciation
      (depreciation)                           $28,252,432
                                               ===========

Aggregate cost for federal income tax purposes is substantially the same.

(b) Non-income producing securities.

See Notes to Financial Statements.

                                                        [FIRST FOCUS FUNDS LOGO]
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
September 30, 2004
(Unaudited)

GROWTH OPPORTUNITIES FUND

                       SECURITY
  SHARES              DESCRIPTION              VALUE
----------   -----------------------------  -----------
COMMON STOCKS 99.2%
             AEROSPACE & DEFENSE 2.3%
    27,900   Alliant Techsystems, Inc. (b)  $ 1,687,950
                                            -----------
             AIR COURIER SERVICES 2.0%
    17,000   Fedex Corp.                      1,456,730
                                            -----------
             AUTOMOTIVE 2.8%
    30,000   Paccar, Inc.                     2,073,600
                                            -----------
             BUILDING & CONSTRUCTION 6.6%
    52,700   Chicago Bridge and Iron
             Co. -- ADR                       1,580,473
    40,000   Hovnanian Enterprises, Class
             A (b)                            1,604,000
    35,000   Toll Brothers, Inc. (b)          1,621,550
                                            -----------
                                              4,806,023
                                            -----------
             CHEMICALS 6.3%
    37,600   Praxair, Inc.                    1,607,024
    25,000   Scotts Co., Class A (b)          1,603,750
    24,000   Sigma-Aldrich Corp.              1,392,000
                                            -----------
                                              4,602,774
                                            -----------
             COMMUNICATIONS 4.9%
    29,000   L-3 Communications Holdings,
             Inc.                             1,943,000
    37,700   Plantronics, Inc.                1,630,148
                                            -----------
                                              3,573,148
                                            -----------
             COMPUTER PRODUCTS 12.4%
    15,000   Adobe Systems, Inc.                742,050
    30,000   Affiliated Computer Services,
             Class A (b)                      1,670,100
    30,000   Cerner Corp. (b)                 1,297,800
    78,000   Citrix Systems, Inc. (b)         1,366,560
    40,000   Cognizant Technology
             Solutions Corp. (b)              1,220,400
    75,000   Jack Henry & Associates,
             Inc.                             1,407,750
    23,600   Symantec Corp. (b)               1,295,168
                                            -----------
                                              8,999,828
                                            -----------
             CONSULTING SERVICES 1.3%
    32,000   MAXIMUS, Inc. (b)                  921,920
                                            -----------
             EDUCATIONAL SERVICES 1.3%
    73,000   Corinthian Colleges, Inc. (b)      984,040
                                            -----------
             ENTERTAINMENT & LEISURE 6.3%
    27,000   Carnival Corp.                   1,276,830
    50,000   International Game Technology    1,797,500
   100,000   Multimedia Games, Inc. (b)       1,550,000
                                            -----------
                                              4,624,330
                                            -----------
             ENVIRONMENTAL SERVICES 2.6%
    60,000   Waste Connections, Inc. (b)      1,900,800
                                            -----------

                       SECURITY
  SHARES              DESCRIPTION              VALUE
----------   -----------------------------  -----------
COMMON STOCKS (CONTINUED)
             FINANCIAL SERVICES 5.1%
    47,000   Doral Financial Corp.          $ 1,949,090
    40,000   Investors Financial Services
             Corp.                            1,805,200
                                            -----------
                                              3,754,290
                                            -----------
             FOOD & BEVERAGE 5.5%
    60,000   Constellation Brands, Inc.,
             Class A (b)                      2,283,600
    65,000   Pepsi Bottling Group, Inc.       1,764,750
                                            -----------
                                              4,048,350
                                            -----------
             INSURANCE 6.5%
    19,500   Everest Re Group Ltd.            1,449,435
    28,000   MBIA, Inc.                       1,629,880
    30,000   Triad Guaranty, Inc. (b)         1,664,400
                                            -----------
                                              4,743,715
                                            -----------
             INTERNET SECURITY 2.7%
    70,000   Checkfree Corp. (b)              1,936,900
                                            -----------
             MANUFACTURING -- DIVERSIFIED
             2.6%
    20,000   Illinois Tool Works, Inc.        1,863,400
                                            -----------
             MEDICAL PRODUCTS 3.1%
    25,000   Biogen Idec, Inc. (b)            1,529,250
    16,000   Stryker Corp.                      769,280
                                            -----------
                                              2,298,530
                                            -----------
             MOTORCYCLES 1.6%
    20,000   Harley-Davidson, Inc.            1,188,800
                                            -----------
             OIL & GAS EXPLORATION SERVICES 6.2%
    30,000   Apache Corp.                     1,503,300
    28,000   Occidental Petroleum Corp.       1,566,040
    50,000   Patina Oil & Gas Corp.           1,478,500
                                            -----------
                                              4,547,840
                                            -----------
             RAILROADS 1.9%
    45,500   Norfolk Southern Corp.           1,353,170
                                            -----------
             RECREATIONAL VEHICLES 2.0%
    55,000   Thor Industries, Inc.            1,455,850
                                            -----------
             RETAIL 4.2%
    27,500   Lowe's Cos., Inc.                1,494,625
    33,900   Starbucks Corp. (b)              1,541,094
                                            -----------
                                              3,035,719
                                            -----------
             SEMICONDUCTOR EQUIPMENT 2.5%
    70,000   Marvell Technology Group
             Ltd.-ADR (b)                     1,829,100
                                            -----------
             SPORTING GOODS 2.2%
    75,000   West Marine, Inc. (b)            1,603,500
                                            -----------

SEMI-ANNUAL REPORT
First Focus Funds(SM)
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
September 30, 2004
(Unaudited)

GROWTH OPPORTUNITIES FUND (CONCLUDED)

                       SECURITY
  SHARES              DESCRIPTION              VALUE
----------   -----------------------------  -----------
COMMON STOCKS (CONTINUED)
             TELEVISION BROADCASTING 1.9%
    45,000   Univision Communications,
             Inc., Class A (b)              $ 1,422,450
                                            -----------
             TRANSPORTATION 2.4%
    30,000   Landstar System, Inc. (b)        1,760,400
                                            -----------
Total Common Stocks                          72,473,157
                                            -----------
Total (Cost $51,861,769) (a)                $72,473,157
                                            ===========

---------------

Percentages indicated are based on net assets of $73,052,055.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

    Unrealized appreciation                    $21,993,059
    Unrealized depreciation                     (1,381,671)
                                               -----------
    Net unrealized appreciation
      (depreciation)                           $20,611,388
                                               ===========

Aggregate cost for federal income tax purposes is substantially the same.

(b) Non-income producing securities.

ADR -- American Depository Receipt

Ltd. -- Limited

See Notes to Financial Statements.

                                                        [FIRST FOCUS FUNDS LOGO]
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
September 30, 2004
(Unaudited)

SMALL COMPANY FUND

                       SECURITY
  SHARES              DESCRIPTION              VALUE
----------   -----------------------------  -----------
COMMON STOCKS 95.4%
             APPAREL & TEXTILES 0.5%
     6,200   Kellwood Co.                   $   225,990
                                            -----------
             AUTOMOTIVE 2.0%
     8,200   Clarcor, Inc.                      390,894
    16,600   Modine Manufacturing Co.           499,826
                                            -----------
                                                890,720
                                            -----------
             BANKS 8.8%
    25,600   Bancorpsouth, Inc.                 588,544
    18,600   Bank Mutual Corp.                  223,200
    27,100   Cullen/Frost Bankers, Inc.       1,259,337
    12,100   Greater Bay Bancorp                347,875
    10,710   National Penn Bancshares,
             Inc.                               342,399
    13,800   United Bankshares, Inc.            478,170
    19,600   Wilmington Trust Corp.             709,716
                                            -----------
                                              3,949,241
                                            -----------
             CHEMICALS 3.2%
    22,300   Albemarle Corp.                    782,507
    22,900   Arch Chemicals, Inc.               653,795
                                            -----------
                                              1,436,302
                                            -----------
             COMPUTERS (SOFTWARE &
             SERVICES) 2.1%
    24,600   Avocent Corp. (b)                  640,338
    15,700   Transaction Systems
             Architects, Inc., Class A (b)      291,785
                                            -----------
                                                932,123
                                            -----------
             CONTAINERS & PACKAGING 1.4%
    16,900   Ball Corp.                         632,567
                                            -----------
             DIVERSIFIED MANUFACTURING
             3.1%
    16,700   Teleflex, Inc.                     709,750
    21,300   Trinity Industries, Inc.           663,921
                                            -----------
                                              1,373,671
                                            -----------
             ELECTRICAL EQUIPMENT/SUPPLIES
             2.4%
     9,200   Hubbell, Inc., Class B             412,436
    19,400   Littlefuse, Inc. (b)               669,882
                                            -----------
                                              1,082,318
                                            -----------
             FOOD, BEVERAGES & TOBACCO
             6.4%
    21,000   Adolph Coors Co., Class B        1,426,320
    17,700   Corn Products International,
             Inc.                               815,970
    28,000   Sensient Technologies Corp.        605,920
                                            -----------
                                              2,848,210
                                            -----------
             HOME FURNISHINGS 0.5%
     5,900   Ethan Allen Interiors, Inc.        205,025
                                            -----------

                       SECURITY
  SHARES              DESCRIPTION              VALUE
----------   -----------------------------  -----------
COMMON STOCKS (CONTINUED)
             HOUSEHOLD PRODUCTS 2.4%
    17,100   Church & Dwight, Inc.          $   479,826
    20,200   WD-40 Co.                          577,720
                                            -----------
                                              1,057,546
                                            -----------
             INSURANCE 5.5%
    28,800   Arthur J. Gallagher & Co.          954,144
    17,000   Everest Re Group Ltd.            1,263,610
     7,300   First American Corp.               225,059
                                            -----------
                                              2,442,813
                                            -----------
             MACHINERY 6.3%
     5,800   Engineered Support Systems,
             Inc.                               264,712
    54,200   Stewart & Stevenson Services       957,714
    20,300   Tecumseh Products Co., Class
             A                                  849,961
    17,700   Tennant Co.                        717,381
                                            -----------
                                              2,789,768
                                            -----------
             MEDICAL & MEDICAL SERVICES 11.4%
     8,400   Cambrex Corp.                      184,380
    13,700   Edwards Lifesciences Corp.
             (b)                                458,950
    58,300   K-V Pharmaceutical Co., Class
             A (b)                            1,043,570
    19,100   Medicis Pharmaceutical Corp.,
             Class A                            745,664
    39,100   Steris Corp. (b)                   857,854
    45,600   West Pharmaceutical Services,
             Inc.                               950,760
    26,100   Zoll Medical Corp. (b)             871,479
                                            -----------
                                              5,112,657
                                            -----------
             MEDICAL PRODUCTS/SUPPLIES
             0.2%
     4,400   Kyphon, Inc. (b)                   109,032
                                            -----------
             METAL FORGINGS & STAMPINGS
             2.6%
    54,500   Worthington Industries, Inc.     1,163,575
                                            -----------
             PAPER PRODUCTS 1.5%
    52,400   Glatfelter                         649,236
                                            -----------
             PETROLEUM REFINING 8.1%
    26,300   Newfield Exploration Co. (b)     1,610,612
    26,300   St. Mary Land & Exploration
             Co.                              1,047,003
    29,400   Tidewater, Inc.                    956,970
                                            -----------
                                              3,614,585
                                            -----------
             PRINTING & PUBLISHING 2.2%
    52,600   Journal Register Co. (b)           994,140
                                            -----------
             REAL ESTATE INVESTMENT TRUSTS
             1.3%
     6,500   Home Properties of New York,
             Inc.                               257,140
     6,800   Mack-Cali Realty Corp.             301,240
                                            -----------
                                                558,380
                                            -----------

SEMI-ANNUAL REPORT
First Focus Funds(SM)
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
September 30, 2004
(Unaudited)

SMALL COMPANY FUND (CONCLUDED)

                       SECURITY
  SHARES              DESCRIPTION              VALUE
----------   -----------------------------  -----------
COMMON STOCKS (CONTINUED)
             RETAIL 9.2%
    12,500   Ann Taylor Stores Corp. (b)    $   292,500
    98,900   Casey's General Stores, Inc.     1,838,551
    21,500   Christopher & Banks Corp.          344,215
    48,000   Hasbro, Inc.                       902,400
    37,700   J. Jill Group, Inc. (b)            748,345
                                            -----------
                                              4,126,011
                                            -----------
             SEMICONDUCTORS 4.9%
    82,700   Kemet Corp. (b)                    669,043
    47,700   Mykrolis Corp. (b)                 480,339
     9,700   Park Electrochemical Corp.         205,640
    66,700   SBS Technologies, Inc. (b)         813,740
                                            -----------
                                              2,168,762
                                            -----------
             SPORTING GOODS 0.5%
    20,300   Callaway Golf Co.                  214,571
                                            -----------
             STEEL PIPE & TUBE 1.0%
    22,100   Valmont Industries                 461,227
                                            -----------
             TELECOMMUNICATION 0.5%
     7,788   West Corp. (b)                     226,864
                                            -----------
             TRANSPORTATION 1.5%
    34,807   Werner Enterprises, Inc.           672,123
                                            -----------
             UTILITIES 5.9%
    12,600   Black Hills Corp.                  350,028
    21,100   Idacorp, Inc.                      613,166
    31,600   OGE Energy Corp.                   797,268
    18,700   WPS Resources Corp.                841,313
                                            -----------
                                              2,601,775
                                            -----------
Total Common Stocks                          42,539,232
                                            -----------

                       SECURITY
  SHARES              DESCRIPTION              VALUE
----------   -----------------------------  -----------
INVESTMENT COMPANIES 4.6%
   395,132   Federated Trust U.S. Treasury
             Obligations                    $   395,132
 1,647,007   Goldman Sachs Financial
             Square Funds, Treasury
             Obligations Fund                 1,647,007
                                            -----------
Total Investment Companies                    2,042,139
                                            -----------
Total (Cost $35,398,423) (a)                $44,581,371
                                            ===========

---------------

Percentages indicated are based on net assets of $44,582,387.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

    Unrealized appreciation                    $10,128,317
    Unrealized depreciation                       (945,369)
                                               -----------
    Net unrealized appreciation
      (depreciation)                           $ 9,182,948
                                               ===========

Aggregate cost for federal income tax purposes is substantially the same.

(b) Non-income producing securities.

Ltd. -- Limited

See Notes to Financial Statements.

                                                        [FIRST FOCUS FUNDS LOGO]
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
September 30, 2004
(Unaudited)

INTERNATIONAL EQUITY FUND

                       SECURITY
 SHARES               DESCRIPTION               VALUE
---------   -------------------------------  -----------
FOREIGN STOCK 95.8%
            AUSTRALIA 5.4%
  24,410    Australia and New Zealand
            Banking Group, Ltd.              $   337,866
  26,519    BHP Billiton, Ltd.                   277,126
  38,372    News Corp., Ltd.                     318,615
  84,272    Quantas Airways Ltd.                 211,577
  26,483    Westpac Banking Corp.                341,697
                                             -----------
                                               1,486,881
                                             -----------
            FINLAND 0.6%
  12,484    Nokia Oyj                            172,032
                                             -----------
            FRANCE 14.5%
   3,863    Accor                                150,763
  14,929    Arcelor                              276,281
  20,117    Axa                                  407,569
   8,596    BNP Paribas                          555,926
  21,704    France Telecom                       541,487
   3,096    Groupe Danone                        243,737
   2,495    LVMH Moet Hennessy Louis
            Vuitton                              166,788
   4,073    Sanofi-Aventis                       295,831
   6,306    Societe Generale                     558,799
   4,026    Total                                821,173
                                             -----------
                                               4,018,354
                                             -----------
            GERMANY 8.4%
  13,179    Bayer AG                             360,597
   3,906    Bayerische Motoren Werke             161,040
   3,474    Continental AG                       188,811
   2,491    Deutsche Bank                        178,913
   3,759    E.ON AG                              276,999
   4,880    Metro AG                             217,280
   3,522    SAP                                  549,731
   3,615    Siemens                              265,263
   7,011    ThyssenKrupp                         136,200
                                             -----------
                                               2,334,834
                                             -----------
            HONG KONG 2.9%
  28,000    Cheung Kong (Holdings), Ltd.         239,708
  56,000    Henderson Land Development           267,898
  41,500    Swire Pacific, Ltd.                  288,748
                                             -----------
                                                 796,354
                                             -----------
            IRELAND 2.3%
  11,515    CRH Plc                              275,684
  22,304    Irish Life & Permanent Plc           360,614
                                             -----------
                                                 636,298
                                             -----------
            ITALY 5.5%
  80,125    Banca Intesa SPA                     304,934
  29,395    ENI-Ente Nazionale Idrocarburi       659,518
  25,447    Mediaset                             289,268

                       SECURITY
 SHARES               DESCRIPTION               VALUE
---------   -------------------------------  -----------
FOREIGN STOCK (CONTINUED)
            ITALY (CONTINUED)
  47,415    Telecom Italia Mobile SPA        $   255,931
                                             -----------
                                               1,509,651
                                             -----------
            JAPAN 22.7%
   3,310    ACOM Co., Ltd.                       205,192
   5,100    AEON Co., Ltd.                        82,238
   4,400    AEON Co., Ltd. (b)                    70,230
  52,000    Bank of Yokohama, Ltd.               279,816
   5,000    CANON, Inc.                          235,422
      99    Fuji Television Network, Inc.        201,573
   6,000    Honda Motor Co., Ltd.                291,233
  11,000    Kao Corp.                            243,467
  59,000    Kubota Corp.                         278,871
  33,000    Kuraray Co., Ltd.                    247,766
  19,000    Matsushita Electric Industrial
            Co., Ltd.                            254,047
      50    Mitsubishi Tokyo Financial
            Group, Inc.                          417,671
  24,000    Nomura Holdings                      308,685
   7,250    T&D Holdings, Inc. (b)               317,639
 103,000    Taisei, Corp.                        327,683
   5,200    TDK Corp.                            346,935
   7,700    Terumo Corp.                         175,676
  83,000    Tokyo Gas Co., Ltd.                  294,987
  92,000    Toshiba Corp.                        338,681
  45,000    Toto, Ltd.                           391,447
   9,300    Toyota Motor Corp.                   356,733
      49    West Japan Railway Co.               191,519
   3,600    Yamada Denki Co., Ltd.               124,347
  10,000    Yamanouchi Pharmaceutical Co.,
            Ltd.                                 323,592
                                             -----------
                                               6,305,450
                                             -----------
            NETHERLANDS 0.5%
   4,988    European Aeronautic Defence And
            Space Co.                            132,323
                                             -----------
            PORTUGAL 1.0%
  25,599    Portugal Telecom                     282,399
                                             -----------
            SINGAPORE 1.1%
 105,005    Singapore Press Holdings, Ltd.       295,454
                                             -----------
            SPAIN 1.0%
  12,670    Iberdrola SA                         263,154
                                             -----------
            SWEDEN 5.4%
  18,382    Hennes & Mauritz AB, Series B        506,241
   7,617    Sandvik                              263,131
  64,858    Skandia Forsakrings                  256,571
  59,425    Telefonaktiebolaget LM Ericsson
            (b)                                  184,471

SEMI-ANNUAL REPORT

First Focus Funds(SM)
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
September 30, 2004
(Unaudited)

INTERNATIONAL EQUITY FUND (CONTINUED)

                       SECURITY
 SHARES               DESCRIPTION               VALUE
---------   -------------------------------  -----------
FOREIGN STOCK (CONTINUED)
            SWEDEN (CONTINUED)
   7,673    Volvo AB B Free                  $   270,863
                                             -----------
                                               1,481,277
                                             -----------
            SWITZERLAND 7.5%
   1,101    Nestle                               252,900
   8,451    Novartis AG                          395,027
   2,150    Roche Holding                        222,753
   3,970    Syngenta AG                          379,431
   3,007    The Swatch Group                     406,939
   5,788    UBS                                  408,615
                                             -----------
                                               2,065,665
                                             -----------
            UNITED KINGDOM 17.0%
  39,082    AMEC Plc                             224,676
   7,497    AstraZeneca Plc                      307,705
  86,870    BP Plc                               830,369
  11,211    British American Tobacco Plc         162,726
   3,472    Carnival Plc                         170,942
  36,850    HSBC Holdings Plc                    585,620
  15,672    Kingfisher Plc                        87,540
   2,113    Man Group Plc                         45,526
   6,173    Next Plc                             182,668
   6,431    Reckitt Benckiser Plc                157,789
  31,147    Rolls-Royce Group Plc                142,937
  20,736    Royal Bank of Scotland Group
            Plc                                  599,704

                       SECURITY
 SHARES               DESCRIPTION               VALUE
---------   -------------------------------  -----------
FOREIGN STOCK (CONTINUED)
            UNITED KINGDOM (CONTINUED)
  13,587    SABMiller Plc                    $   179,609
  75,155    Tesco Plc                            388,474
 148,935    Vodafone Group Plc                   356,920
  30,022    WPP Group Plc                        279,901
                                             -----------
                                               4,703,106
                                             -----------
Total Foreign Stock                           26,483,232
                                             -----------
Total (Cost $24,752,161) (a)                 $26,483,232
                                             ===========

---------------

Percentages indicated are based on net assets of $27,644,970.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

    Unrealized appreciation                     $2,248,192
    Unrealized depreciation                       (517,121)
                                                ----------
    Net unrealized appreciation (depreciation)  $1,731,071
                                                ==========

Aggregate cost for federal income tax purposes is substantially the same.

(b) Non-income producing securities.

Ltd. -- Limited

Plc -- Public limited company

                                                        [FIRST FOCUS FUNDS LOGO]
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
September 30, 2004
(Unaudited)

INTERNATIONAL EQUITY FUND (CONCLUDED)

As of September 30, 2004, sector diversification of the Fund was as follows (Unaudited):

                                                          % OF
SECTOR DIVERSIFICATION                                 NET ASSETS                           VALUE
----------------------                                 ----------                        -----------
Banks                                                     16.53%                         $45,695,658
Medical Products & Services                                7.53                            2,081,182
Telephones & Telecommunications                            6.49                            1,793,241
Retail                                                     5.75                            1,589,943
Petroleum & Fuel Products                                  5.39                            1,489,888
Automotive                                                 4.59                            1,268,680
Electronics                                                4.40                            1,215,944
Broadcasting, Newspapers & Advertising                     3.94                            1,089,356
Food, Beverage & Tobacco                                   3.64                            1,005,760
Insurance                                                  3.55                              981,778
Financial Services                                         3.33                              920,018
Utilities & Electrical Services                            3.02                              835,140
Energy                                                     2.97                              821,173
Diversified Manufacturing                                  2.86                              789,435
Building & Construction                                    2.50                              690,907
Metals & Mining                                            2.39                              661,093
Transportation                                             2.08                              574,038
Computers, Products & Services                             1.99                              549,731
Household Products                                         1.99                              549,235
Industrial Machinery                                       1.96                              542,002
Real Estate                                                1.84                              507,605
Merchandising                                              1.41                              388,474
Chemicals                                                  1.37                              379,431
Printing & Publishing                                      1.07                              295,454
Aerospace/Defense                                          1.00                              275,260
Health & Personal Care                                     0.88                              243,467
Engineering                                                0.81                              224,676
Hotels & Lodging                                           0.55                              150,763
                                                         ------                          -----------
TOTAL FOREIGN STOCK                                       95.83                           26,483,232
                                                         ------                          -----------
OTHER ASSETS AND LIABILITIES                               4.17                            1,161,738
                                                         ------                          -----------
TOTAL NET ASSETS                                         100.00%                         $27,644,970
                                                         ======                          ===========

See Notes to Financial Statements.

SEMI-ANNUAL REPORT
First Focus Funds(SM)
--------------------------------------------------------------------------------

Statements of Assets and Liabilities
September 30, 2004
(Unaudited)

                                                                  SHORT/                     NEBRASKA
                                                               INTERMEDIATE     INCOME       TAX-FREE
                                                                BOND FUND        FUND          FUND
-------------------------------------------------------------------------------------------------------
ASSETS:
------------------------------------------------------------
      Investments, at cost                                     $69,292,843    $74,240,831   $71,395,467
------------------------------------------------------------
      Unrealized appreciation from investments                     769,374        985,853     3,667,364
------------------------------------------------------------   -----------    -----------   -----------
      Investments, at value                                     70,062,217     75,226,684    75,062,831
------------------------------------------------------------
      Cash                                                              --             --            --
------------------------------------------------------------
      Foreign currency, at value (Cost $0, $0, $0, $0, $0,
       $0, $0, $0, $21,537, respectively)                               --             --            --
------------------------------------------------------------
      Interest and dividends receivable                            784,555        571,215       883,631
------------------------------------------------------------
      Receivable for capital shares issued                          12,922         13,930            --
------------------------------------------------------------
      Receivable for investments sold                                   --             --            --
------------------------------------------------------------
      Reclaims receivable                                               --             --            --
------------------------------------------------------------
      Prepaid Expenses and other assets                             13,725         12,452         2,842
------------------------------------------------------------   -----------    -----------   -----------
Total Assets                                                    70,873,419     75,824,281    75,949,304
------------------------------------------------------------   -----------    -----------   -----------
LIABILITIES:
------------------------------------------------------------
      Cash overdraft                                                    --             --            --
------------------------------------------------------------
      Distributions payable                                        240,275        262,902       209,522
------------------------------------------------------------
      Payable for investments purchased                            111,343             --            --
------------------------------------------------------------
      Accrued expenses and other payables:
------------------------------------------------------------
        Investment advisory fees                                    20,683         33,372        31,716
------------------------------------------------------------
        Administration fees                                          1,156          1,246         1,246
------------------------------------------------------------
        Distribution fees                                            5,745          6,297         6,219
------------------------------------------------------------
        Other fees                                                  23,146         28,656        25,326
------------------------------------------------------------   -----------    -----------   -----------
Total Liabilities                                                  402,348        332,473       274,029
------------------------------------------------------------   -----------    -----------   -----------
Net Assets                                                     $70,471,071    $75,491,808   $75,675,275
------------------------------------------------------------   ===========    ===========   ===========
COMPOSITION OF NET ASSETS:
------------------------------------------------------------
Capital                                                         71,398,740     75,538,428    71,311,709
------------------------------------------------------------
Undistributed (distributions in excess of) net investment
  income                                                        (1,108,159)      (728,695)        5,342
------------------------------------------------------------
Undistributed net realized gain (loss) on investment and
  foreign currency transactions                                   (588,884)      (303,778)      690,860
------------------------------------------------------------
Unrealized appreciation on investment transactions and
  translation of assets and liabilities denominated in
  foreign currencies                                               769,374        985,853     3,667,364
------------------------------------------------------------   -----------    -----------   -----------
Net Assets                                                     $70,471,071    $75,491,808   $75,675,275
------------------------------------------------------------   ===========    ===========   ===========
Shares outstanding                                               7,168,359      7,561,546     7,449,003
------------------------------------------------------------   ===========    ===========   ===========
Net asset value, offering and redemption price per share       $      9.83    $      9.98   $     10.16
------------------------------------------------------------   ===========    ===========   ===========
-------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

                                                        [FIRST FOCUS FUNDS LOGO]
--------------------------------------------------------------------------------


                                 COLORADO                        CORE          GROWTH          SMALL       INTERNATIONAL
                                 TAX-FREE       BALANCED        EQUITY      OPPORTUNITIES     COMPANY         EQUITY
                                   FUND           FUND           FUND           FUND            FUND           FUND
------------------------------------------------------------------------------------------------------------------------
ASSETS:

 Investments, at cost          $15,281,446    $18,383,841    $76,152,983     $51,861,769    $35,398,423     $24,752,161

------------------------------

 Unrealized appreciation from
  investments                      877,765      3,953,026     28,252,432      20,611,388      9,182,948       1,731,071

------------------------------ -----------    -----------    ------------    -----------    -----------     -----------

 Investments, at value          16,159,211     22,336,867    104,405,415      72,473,157     44,581,371      26,483,232

------------------------------

 Cash                                   --             --             --              --             --       1,096,291

------------------------------

 Foreign currency, at value
  (Cost $0, $0, $0, $0, $0,
  $0, $0, $0, $21,537,
  respectively)                         --             --             --              --             --          21,892

------------------------------

 Interest and dividends
  receivable                       211,737         71,696        196,161          21,702         33,032          45,728

------------------------------

 Receivable for capital shares
  issued                                --          5,101            752         205,148          4,904           9,223

------------------------------

 Receivable for investments
  sold                                  --        367,256             --       1,243,866             --              --

------------------------------

 Reclaims receivable                    --             --             --              --             --           9,858

------------------------------

 Prepaid Expenses and other
  assets                             2,406         22,752         12,664          17,962         15,032          10,745

------------------------------ -----------    -----------    ------------    -----------    -----------     -----------
Total Assets                    16,373,354     22,803,672    104,614,992      73,961,835     44,634,339      27,676,969

------------------------------ -----------    -----------    ------------    -----------    -----------     -----------
LIABILITIES:

------------------------------
 Cash overdraft                         --             --             --         129,477             --              --

------------------------------

 Distributions payable              41,960             --             --              --             --              --

------------------------------

 Payable for investments
  purchased                             --         84,690             --         730,521             --              --

------------------------------

 Accrued expenses and other
  payables:

------------------------------

  Investment advisory fees           2,322          4,715         64,895          17,632         30,699          19,834

------------------------------

  Administration fees                  268            369          1,708           1,181            723             446

------------------------------

  Distribution fees                  1,343          1,831          8,653           5,907          3,612           2,204

------------------------------

  Other fees                         3,184          9,463         37,558          25,062         16,918           9,515

------------------------------ -----------    -----------    ------------    -----------    -----------     -----------
Total Liabilities                   49,077        101,068        112,814         909,780         51,952          31,999

------------------------------ -----------    -----------    ------------    -----------    -----------     -----------
Net Assets                     $16,324,277    $22,702,604    $104,502,178    $73,052,055    $44,582,387     $27,644,970
------------------------------ ===========    ===========    ============    ===========    ===========     ===========
COMPOSITION OF NET ASSETS:

------------------------------
Capital                         15,381,372     20,651,708     73,136,818      54,878,688     35,535,588      23,650,605

------------------------------
Undistributed (distributions
 in excess of) net investment
 income                             (1,213)           963         43,750        (180,911)        14,758         165,966

------------------------------
Undistributed net realized
 gain (loss) on investment and
 foreign currency transactions      66,353     (1,903,093)     3,069,178      (2,257,110)      (150,907)      2,096,235

------------------------------
Unrealized appreciation on
 investment transactions and
 translation of assets and
 liabilities denominated in
foreign currencies                 877,765      3,953,026     28,252,432      20,611,388      9,182,948       1,732,164

------------------------------ -----------    -----------    ------------    -----------    -----------     -----------
Net Assets                     $16,324,277    $22,702,604    $104,502,178    $73,052,055    $44,582,387     $27,644,970
------------------------------ ===========    ===========    ============    ===========    ===========     ===========
Shares outstanding               1,571,129      1,953,019     10,538,879       5,375,759      2,633,061       2,561,475
------------------------------ ===========    ===========    ============    ===========    ===========     ===========
Net asset value, offering and
 redemption price per share    $     10.39    $     11.62    $      9.92     $     13.59    $     16.93     $     10.79
------------------------------ ===========    ===========    ============    ===========    ===========     ===========
------------------------------------------------------------------------------------------------------------------------

SEMI-ANNUAL REPORT
First Focus Funds(SM)
--------------------------------------------------------------------------------

Statements of Operations
For the Period Ended September 30, 2004
(Unaudited)

                                                                  SHORT/                     NEBRASKA
                                                               INTERMEDIATE     INCOME       TAX-FREE
                                                                BOND FUND        FUND          FUND
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest                                                     $ 1,248,772    $ 1,982,424   $ 1,731,676
  Dividend                                                           4,989          2,375         5,857
  Foreign tax withholding                                               --             --            --
------------------------------------------------------------   -----------    -----------   -----------
Total Income:                                                    1,253,761      1,984,799     1,737,533
------------------------------------------------------------   -----------    -----------   -----------
EXPENSES:
------------------------------------------------------------
  Investment advisory fees                                         163,242        254,548       273,896
------------------------------------------------------------
  Administration fees                                               48,973         63,638        58,693
------------------------------------------------------------
  Shareholder Service fees                                          32,648         42,424        39,127
------------------------------------------------------------
  Accounting fees                                                    4,011          4,920         6,333
------------------------------------------------------------
  Audit fees                                                        10,448         15,964        12,458
------------------------------------------------------------
  Custodian fees                                                     9,795         12,728        11,739
------------------------------------------------------------
  Registration and filing fees                                      12,576         19,217         2,554
------------------------------------------------------------
  Transfer agent fees                                               16,839         20,236        18,830
------------------------------------------------------------
  Other fees                                                        27,921         40,030        35,325
------------------------------------------------------------   -----------    -----------   -----------
Total expenses before fee reductions                               326,453        473,705       458,955
------------------------------------------------------------
  Expenses voluntarily/contractually reduced                       (45,707)       (29,698)      (74,344)
------------------------------------------------------------   -----------    -----------   -----------
Total Expenses                                                     280,746        444,007       384,611
------------------------------------------------------------   -----------    -----------   -----------
Net Investment Income (Loss)                                       973,015      1,540,792     1,352,922
------------------------------------------------------------   -----------    -----------   -----------
REALIZED AND UNREALIZED GAIN AND LOSS FROM INVESTMENTS AND
  FOREIGN CURRENCY:
------------------------------------------------------------
Net realized gain from investments and foreign currency
  transactions                                                      83,724        307,451       233,196
------------------------------------------------------------
Change in unrealized appreciation/depreciation on
  investments and translation of assets and liabilities in
  foreign currencies                                            (1,379,955)    (2,164,577)   (1,127,716)
------------------------------------------------------------   -----------    -----------   -----------
Net realized and unrealized gain from investments and
  foreign currency                                              (1,296,231)    (1,857,126)     (894,520)
------------------------------------------------------------   -----------    -----------   -----------
Change in net assets resulting from operations                 $  (323,216)   $  (316,334)  $   458,402
------------------------------------------------------------   ===========    ===========   ===========
-------------------------------------------------------------------------------------------------------

 (a)
   The Advisor has contractually agreed to waive or reimburse all or a portion of its fees so that the total operating expenses will not exceed 0.90%.

See Notes to Financial Statements.

                                                        [FIRST FOCUS FUNDS LOGO]
--------------------------------------------------------------------------------

                                 COLORADO                        CORE          GROWTH          SMALL       INTERNATIONAL
                                 TAX-FREE       BALANCED        EQUITY      OPPORTUNITIES     COMPANY         EQUITY
                                   FUND           FUND           FUND           FUND            FUND           FUND
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Interest                      $   337,721    $   166,375    $       583     $        --    $       582     $        --
 Dividend                            2,098         35,967      1,021,311         182,787        315,048         356,536
 Foreign tax withholding                --             --             --              --             --         (50,427)

------------------------------ -----------    -----------    -----------     -----------    -----------     -----------
Total Income:                      339,819        202,342      1,021,894         182,787        315,630         306,109

------------------------------ -----------    -----------    -----------     -----------    -----------     -----------
EXPENSES:

------------------------------
 Investment advisory fees           58,457         92,309        413,363         274,801        178,481         120,355

------------------------------
 Administration fees                12,527         18,462         82,673          54,961         31,497          18,053

------------------------------
 Shareholder Service fees            8,351         12,308         55,114          36,640         20,997          12,035

------------------------------
 Accounting fees                     6,581          3,380          2,797           3,044          3,247          11,004

------------------------------
 Audit fees                          3,737          5,181         16,846          11,294          6,785           4,787

------------------------------
 Custodian fees                      2,505          3,693         16,535          10,992          6,300           7,521

------------------------------
 Registration and filing fees        2,102         10,015         13,854          16,481         15,538           8,863

------------------------------
 Transfer agent fees                 6,843          9,366         24,129          16,044         10,373           9,318

------------------------------
 Other fees                          7,625         11,603         48,699          29,677         18,442           9,676

------------------------------ -----------    -----------    -----------     -----------    -----------     -----------
Total expenses before fee
 reductions                        108,728        166,317        674,010         453,934        291,660         201,612

------------------------------
 Expenses
 voluntarily/contractually
 reduced                           (33,381)(a)     (44,283)           --         (90,236)            --         (12,035)

------------------------------ -----------    -----------    -----------     -----------    -----------     -----------
Total Expenses                      75,347        122,034        674,010         363,698        291,660         189,577

------------------------------ -----------    -----------    -----------     -----------    -----------     -----------
Net Investment Income (Loss)       264,472         80,308        347,884        (180,911)        23,970         116,532

------------------------------ -----------    -----------    -----------     -----------    -----------     -----------

REALIZED AND UNREALIZED GAIN
 AND LOSS FROM INVESTMENTS AND
 FOREIGN CURRENCY:

------------------------------
Net realized gain from
 investments and foreign
 currency transactions              18,970        295,114      4,535,137        (367,003)       (15,085)      1,402,593

------------------------------
Change in unrealized
 appreciation/depreciation on
 investments and translation
 of assets and liabilities in
 foreign currencies               (213,015)      (392,869)    (1,998,844)        183,363       (553,616)     (2,322,185)

------------------------------ -----------    -----------    -----------     -----------    -----------     -----------
Net realized and unrealized
 gain from investments and
 foreign currency                 (194,045)       (97,755)     2,536,293        (183,640)      (568,701)       (919,592)

------------------------------ -----------    -----------    -----------     -----------    -----------     -----------
Change in net assets resulting
 from operations               $    70,427    $   (17,447)   $ 2,884,177     $  (364,551)   $  (544,731)    $  (803,060)
------------------------------ ===========    ===========    ===========     ===========    ===========     ===========
------------------------------------------------------------------------------------------------------------------------

SEMI-ANNUAL REPORT

First Focus Funds(SM)
--------------------------------------------------------------------------------

Statements of Changes in Net Assets

                                                               SHORT/INTERMEDIATE                   INCOME
                                                                   BOND FUND                         FUND
                                                          ----------------------------   ----------------------------
                                                             FOR THE        FOR THE         FOR THE        FOR THE
                                                          PERIOD ENDED     YEAR ENDED    PERIOD ENDED     YEAR ENDED
                                                          SEPTEMBER 30,    MARCH 31,     SEPTEMBER 30,    MARCH 31,
                                                              2004            2004           2004            2004
---------------------------------------------------------------------------------------------------------------------
                                                           (UNAUDITED)                    (UNAUDITED)
OPERATIONS:
Net investment income                                     $    973,015    $  1,967,208   $  1,540,792    $  2,865,449
-------------------------------------------------------
Net realized gain from investments                              83,724         515,883        307,451       1,173,140
-------------------------------------------------------
Change in unrealized appreciation/depreciation on
  investments                                               (1,379,955)        199,550     (2,164,577)        697,206
-------------------------------------------------------   ------------    ------------   ------------    ------------
Change in net assets resulting from operations                (323,216)      2,682,641       (316,334)      4,735,795
-------------------------------------------------------   ------------    ------------   ------------    ------------
DIVIDENDS TO SHAREHOLDERS:
  From net investment income                                (1,402,932)     (2,851,996)    (1,801,682)     (3,830,926)
-------------------------------------------------------
  From net realized gain on investments                             --              --             --        (360,367)
-------------------------------------------------------   ------------    ------------   ------------    ------------
Change in net assets from shareholder distributions         (1,402,932)     (2,851,996)    (1,801,682)     (4,191,293)
-------------------------------------------------------   ------------    ------------   ------------    ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued                               15,841,144      25,733,445      2,305,009      38,676,295
-------------------------------------------------------
  Dividends reinvested                                         458,317       1,043,430        680,145       1,086,294
-------------------------------------------------------
  Cost of shares redeemed                                  (10,665,150)    (16,108,168)   (20,695,893)    (20,097,165)
-------------------------------------------------------   ------------    ------------   ------------    ------------
Change due to capital share transactions                     5,634,311      10,668,707    (17,710,739)     19,665,424
-------------------------------------------------------   ------------    ------------   ------------    ------------
TOTAL INCREASE (DECREASE)                                    3,908,163      10,499,352    (19,828,755)     20,209,926
-------------------------------------------------------   ------------    ------------   ------------    ------------
NET ASSETS:
  Beginning of period                                       66,562,908      56,063,556     95,320,563      75,110,637
-------------------------------------------------------   ------------    ------------   ------------    ------------
  End of period                                           $ 70,471,071    $ 66,562,908   $ 75,491,808    $ 95,320,563
-------------------------------------------------------   ============    ============   ============    ============
Distributions in excess of net investment income            (1,108,159)       (678,242)      (728,695)       (467,805)
-------------------------------------------------------   ============    ============   ============    ============
---------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements

                                                        [FIRST FOCUS FUNDS LOGO]
--------------------------------------------------------------------------------

Statements of Changes in Net Assets

                                                                    NEBRASKA                      COLORADO
                                                                  TAX-FREE FUND                 TAX-FREE FUND
                                                           ---------------------------   ---------------------------
                                                              FOR THE        FOR THE        FOR THE        FOR THE
                                                           PERIOD ENDED    YEAR ENDED    PERIOD ENDED    YEAR ENDED
                                                           SEPTEMBER 30,    MARCH 31,    SEPTEMBER 30,    MARCH 31,
                                                               2004           2004           2004           2004
--------------------------------------------------------------------------------------------------------------------
                                                            (UNAUDITED)                   (UNAUDITED)
OPERATIONS:
Net investment income                                       $ 1,352,922    $ 3,243,440    $   264,472    $   541,517
--------------------------------------------------------
Net realized gain from investments                              233,196        650,888         18,970        164,947
--------------------------------------------------------
Change in unrealized depreciation on investments             (1,127,716)       (69,597)      (213,015)       (12,808)
--------------------------------------------------------    -----------    -----------    -----------    -----------
Change in net assets resulting from operations                  458,402      3,824,731         70,427        693,656
--------------------------------------------------------    -----------    -----------    -----------    -----------
DIVIDENDS TO SHAREHOLDERS:
  From net investment income                                 (1,347,330)    (3,243,606)      (264,297)      (540,914)
--------------------------------------------------------
  From net realized gain on investments                              --       (360,728)            --       (141,528)
--------------------------------------------------------    -----------    -----------    -----------    -----------
Change in net assets from shareholder distributions          (1,347,330)    (3,604,334)      (264,297)      (682,442)
--------------------------------------------------------    -----------    -----------    -----------    -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued                                 1,055,865      5,032,232      2,581,504      3,756,445
--------------------------------------------------------
  Dividends reinvested                                           17,367         71,483         24,886         39,092
--------------------------------------------------------
  Cost of shares redeemed                                    (8,995,978)   (16,017,753)    (3,163,719)    (3,781,373)
--------------------------------------------------------    -----------    -----------    -----------    -----------
Change due to capital share transactions                     (7,922,746)   (10,914,038)      (557,329)        14,164
--------------------------------------------------------    -----------    -----------    -----------    -----------
TOTAL INCREASE (DECREASE)                                    (8,811,674)   (10,693,641)      (751,199)        25,378
--------------------------------------------------------    -----------    -----------    -----------    -----------
NET ASSETS:
  Beginning of period                                        84,486,949     95,180,590     17,075,476     17,050,098
--------------------------------------------------------    -----------    -----------    -----------    -----------
  End of period                                             $75,675,275    $84,486,949    $16,324,277    $17,075,476
--------------------------------------------------------    ===========    ===========    ===========    ===========
Undistributed (distributions in excess of) net
  investment income                                               5,342           (250)        (1,213)        (1,388)
--------------------------------------------------------    ===========    ===========    ===========    ===========
--------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

SEMI-ANNUAL REPORT
First Focus Funds(SM)
--------------------------------------------------------------------------------

Statements of Changes in Net Assets

                                                                   BALANCED                     CORE EQUITY
                                                                     FUND                           FUND
                                                          ---------------------------   ----------------------------
                                                             FOR THE        FOR THE        FOR THE        FOR THE
                                                          PERIOD ENDED    YEAR ENDED    PERIOD ENDED     YEAR ENDED
                                                          SEPTEMBER 30,    MARCH 31,    SEPTEMBER 30,    MARCH 31,
                                                              2004           2004           2004            2004
--------------------------------------------------------------------------------------------------------------------
                                                           (UNAUDITED)                   (UNAUDITED)
OPERATIONS:
Net investment income                                      $    80,308    $   173,219   $    347,884    $  1,113,918
-------------------------------------------------------
Net realized gain from investments                             295,114        566,760      4,535,137         395,011
-------------------------------------------------------
Change in unrealized appreciation/depreciation on
  investments                                                 (392,869)     4,356,190     (1,998,844)     25,886,610
-------------------------------------------------------    -----------    -----------   ------------    ------------
Change in net assets resulting from operations                 (17,447)     5,096,169      2,884,177      27,395,539
-------------------------------------------------------    -----------    -----------   ------------    ------------
DIVIDENDS TO SHAREHOLDERS:
  From net investment income                                   (84,576)      (171,084)      (316,978)     (1,056,406)
-------------------------------------------------------
  Tax Return of Capital                                             --             --             --         (49,572)
-------------------------------------------------------    -----------    -----------   ------------    ------------
Change in net assets from shareholder distributions            (84,576)      (171,084)      (316,978)     (1,105,978)
-------------------------------------------------------    -----------    -----------   ------------    ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued                                5,066,752     16,313,822      4,076,990      12,419,753
-------------------------------------------------------
  Dividends reinvested                                          82,535        165,519        135,979         444,386
-------------------------------------------------------
  Cost of shares redeemed                                  (10,433,094)    (6,800,139)   (17,023,578)    (19,407,891)
-------------------------------------------------------    -----------    -----------   ------------    ------------
Change due to capital share transactions                    (5,283,807)     9,679,202    (12,810,609)     (6,543,752)
-------------------------------------------------------    -----------    -----------   ------------    ------------
TOTAL INCREASE (DECREASE)                                   (5,385,830)    14,604,287    (10,243,410)     19,745,809
-------------------------------------------------------    -----------    -----------   ------------    ------------
NET ASSETS:
  Beginning of period                                       28,088,434     13,484,147    114,745,588      94,999,779
-------------------------------------------------------    -----------    -----------   ------------    ------------
  End of period                                            $22,702,604    $28,088,434   $104,502,178    $114,745,588
-------------------------------------------------------    ===========    ===========   ============    ============
Undistributed net investment income                                963          5,231         43,750          12,844
-------------------------------------------------------    ===========    ===========   ============    ============
--------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

                                                        [FIRST FOCUS FUNDS LOGO]
--------------------------------------------------------------------------------

Statements of Changes in Net Assets

                                                               GROWTH OPPORTUNITIES              SMALL COMPANY
                                                                       FUND                           FUND
                                                           ----------------------------   ----------------------------
                                                              FOR THE        FOR THE         FOR THE        FOR THE
                                                           PERIOD ENDED     YEAR ENDED    PERIOD ENDED     YEAR ENDED
                                                           SEPTEMBER 30,    MARCH 31,     SEPTEMBER 30,    MARCH 31,
                                                               2004            2004           2004            2004
----------------------------------------------------------------------------------------------------------------------
                                                            (UNAUDITED)                    (UNAUDITED)
OPERATIONS:
Net investment income (loss)                                $  (180,911)   $  (264,803)    $    23,970    $   168,389
--------------------------------------------------------
Net realized gain (loss) from investments                      (367,003)       888,759         (15,085)     1,048,085
--------------------------------------------------------
Change in unrealized appreciation/depreciation on
  investments                                                   183,363     19,798,918        (553,616)     9,786,458
--------------------------------------------------------    -----------    -----------     -----------    -----------
Change in net assets resulting from operations                 (364,551)    20,422,874        (544,731)    11,002,932
--------------------------------------------------------    -----------    -----------     -----------    -----------
DIVIDENDS TO SHAREHOLDERS:
  From net investment income                                         --         (6,794)        (14,907)      (166,604)
--------------------------------------------------------    -----------    -----------     -----------    -----------
Change in net assets from shareholder distributions                  --         (6,794)        (14,907)      (166,604)
--------------------------------------------------------    -----------    -----------     -----------    -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued                                 9,220,598     18,086,597       6,800,822     11,098,965
--------------------------------------------------------
  Dividends reinvested                                               --          3,121           8,129         91,676
--------------------------------------------------------
  Cost of shares redeemed                                    (9,702,975)   (10,228,878)     (3,307,937)    (6,863,844)
--------------------------------------------------------    -----------    -----------     -----------    -----------
Change due to capital share transactions                       (482,377)     7,860,840       3,501,014      4,326,797
--------------------------------------------------------    -----------    -----------     -----------    -----------
TOTAL INCREASE (DECREASE)                                      (846,928)    28,276,920       2,941,376     15,163,125
--------------------------------------------------------    -----------    -----------     -----------    -----------
NET ASSETS:
  Beginning of period                                        73,898,983     45,622,063      41,641,011     26,477,886
--------------------------------------------------------    -----------    -----------     -----------    -----------
  End of period                                             $73,052,055    $73,898,983     $44,582,387    $41,641,011
--------------------------------------------------------    ===========    ===========     ===========    ===========
Undistributed (distributions in excess of) net
  investment income                                            (180,911)            --          14,758          5,695
--------------------------------------------------------    ===========    ===========     ===========    ===========
----------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

SEMI-ANNUAL REPORT
First Focus Funds(SM)
--------------------------------------------------------------------------------

Statement of Changes in Net Assets

                                                                      INTERNATIONAL
                                                                       EQUITY FUND
                                                               ----------------------------
                                                                  FOR THE        FOR THE
                                                               PERIOD ENDED     YEAR ENDED
                                                               SEPTEMBER 30,    MARCH 31,
                                                                   2004            2004
-------------------------------------------------------------------------------------------
                                                                (UNAUDITED)
OPERATIONS
Net investment income                                           $   116,532    $   100,400
------------------------------------------------------------
Net realized gain from investments and foreign currency
  transactions                                                    1,402,593      1,323,373
------------------------------------------------------------
Change in unrealized appreciation/depreciation on
  investments                                                    (2,322,185)     5,102,501
------------------------------------------------------------    -----------    -----------
Change in net assets resulting from operations                     (803,060)     6,526,274
------------------------------------------------------------    -----------    -----------
DIVIDENDS TO SHAREHOLDERS:
  From net investment income                                             --        (75,769)
------------------------------------------------------------    -----------    -----------
Change in net assets from shareholder distributions                      --        (75,769)
------------------------------------------------------------    -----------    -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued                                     6,997,336      9,062,962
  Cost of shares redeemed                                        (2,035,791)    (3,522,587)
------------------------------------------------------------    -----------    -----------
Change due to capital share transactions                          4,961,545      5,540,375
------------------------------------------------------------    -----------    -----------
TOTAL INCREASE                                                    4,158,485     11,990,880
------------------------------------------------------------    -----------    -----------
NET ASSETS:
  Beginning of period                                            23,486,485     11,495,605
------------------------------------------------------------    -----------    -----------
  End of period                                                 $27,644,970    $23,486,485
------------------------------------------------------------    ===========    ===========
Undistributed net investment income                                 165,966         49,434
------------------------------------------------------------    ===========    ===========
-------------------------------------------------------------------------------------------

See Notes to Financial Statements.

                                                        [FIRST FOCUS FUNDS LOGO]
--------------------------------------------------------------------------------

Financial Highlights
For a Share Outstanding

                                                    CHANGE IN NET ASSETS
                                                 RESULTING FROM OPERATIONS:
                                                 ---------------------------     LESS DIVIDENDS FROM:
                                                               NET REALIZED    ------------------------
                                     NET ASSET                AND UNREALIZED                    NET       NET ASSET
                                      VALUE,        NET            GAIN           NET        REALIZED      VALUE,
                                     BEGINNING   INVESTMENT     (LOSS) ON      INVESTMENT     GAIN ON      END OF
                                     OF PERIOD     INCOME      INVESTMENTS       INCOME     INVESTMENTS    PERIOD
-------------------------------------------------------------------------------------------------------------------
SHORT/INTERMEDIATE BOND FUND
For the Period Ended September 30,
(Unaudited)
2004                                  $10.09       $0.16          $(0.21)        $(0.21)      $   --       $ 9.83
For the Year Ended March 31,
2004                                   10.13        0.35            0.07          (0.46)          --        10.09
2003                                    9.59        0.39            0.63          (0.48)          --        10.13
2002                                   10.01        0.52           (0.39)         (0.53)       (0.02)        9.59
2001                                    9.56        0.53            0.45          (0.53)          --        10.01
2000                                   10.01        0.51           (0.45)         (0.51)          --         9.56
 INCOME FUND
For the Period Ended September 30,
(Unaudited)
2004                                  $10.19       $0.16          $(0.16)        $(0.21)      $   --       $ 9.98
For the Year Ended March 31,
2004                                   10.27        0.35            0.07          (0.45)       (0.05)       10.19
2003                                    9.81        0.55            0.49          (0.57)       (0.01)       10.27
2002                                   10.00        0.61           (0.15)         (0.61)       (0.04)        9.81
2001(c)                                10.00        0.03           (0.01)         (0.02)          --        10.00
 NEBRASKA TAX-FREE FUND
For the Period Ended September 30,
(Unaudited)
2004                                  $10.25       $0.17          $(0.09)        $(0.17)      $   --       $10.16
For the Year Ended March 31,
2004                                   10.22        0.36            0.07          (0.36)       (0.04)       10.25
2003                                    9.81        0.38            0.50          (0.38)       (0.09)       10.22
2002                                   10.02        0.40           (0.13)         (0.40)       (0.08)        9.81
2001(c)                                10.00        0.02            0.02          (0.02)          --        10.02
 COLORADO TAX-FREE FUND
For the Period Ended September 30,
(Unaudited)
2004                                  $10.51       $0.16          $(0.12)        $(0.16)      $   --       $10.39
For the Year Ended March 31,
2004                                   10.51        0.34            0.09          (0.34)       (0.09)       10.51
2003                                    9.93        0.35            0.65          (0.35)       (0.07)       10.51
2002                                   10.06        0.35           (0.13)         (0.35)          --         9.93
2001(c)                                10.00        0.02            0.06          (0.02)          --        10.06
 BALANCED FUND
For the Period Ended September 30,
(Unaudited)
2004                                  $11.62       $0.04          $   --         $(0.04)      $   --       $11.62
For the Year Ended March 31,
2004                                    9.02        0.08            2.60          (0.08)          --        11.62
2003                                    9.95        0.10           (0.92)         (0.11)          --         9.02
2002                                    9.75        0.21            0.19          (0.20)          --         9.95
2001                                    9.29        0.27            0.46          (0.27)          --         9.75
2000                                   11.06        0.34           (0.98)         (0.35)       (0.78)        9.29


                                                                           RATIOS/SUPPLEMENTAL DATA:
                                                  ---------------------------------------------------------------------------
                                                                                      NET
                                                  NET ASSETS,                      INVESTMENT
                                                    END OF       EXPENSES TO       INCOME TO        EXPENSES TO
                                       TOTAL        PERIOD         AVERAGE          AVERAGE           AVERAGE       PORTFOLIO
                                     RETURN(A)      (000'S)     NET ASSETS(B)    NET ASSETS(B)    NET ASSETS*(B)    TURNOVER
-----------------------------------  ----------------------------------------------------------------------------------------
SHORT/INTERMEDIATE BOND FUND
For the Period Ended September 30,
(Unaudited)
2004                                    (0.46)%     $70,471           0.86%            2.97%            1.00%            21%
For the Year Ended March 31,
2004                                     4.25        66,563           0.75             3.14             0.98             74
2003                                    10.87        56,064           0.76             4.06             1.04             70
2002                                     1.26        47,520           0.75             5.23             1.03            118
2001                                    10.52        46,827           0.96             5.57             1.14             69
2000                                     0.71        21,008           1.02             5.28             1.18             36
 INCOME FUND
For the Period Ended September 30,
(Unaudited)
2004                                     0.04%      $75,492           1.05%            3.63%            1.11%            30%
For the Year Ended March 31,
2004                                     4.25        95,321           0.89             3.27             1.08            103
2003                                    10.79        75,111           0.89             4.47             1.14             82
2002                                     4.65        64,047           0.81             4.83             1.08             85
2001(c)                                  0.25        70,901           1.09             5.62             1.37              4
 NEBRASKA TAX-FREE FUND
For the Period Ended September 30,
(Unaudited)
2004                                     0.84%      $75,675           0.98%            3.45%            1.17%             0%
For the Year Ended March 31,
2004                                     4.31        84,487           0.90             3.54             1.15              9
2003                                     9.03        95,181           0.90             3.71             1.18             12
2002                                     2.79       100,111           0.86             3.92             1.14             50
2001(c)                                  0.34       121,961           1.10             3.49             1.38             --
 COLORADO TAX-FREE FUND
For the Period Ended September 30,
(Unaudited)
2004                                     0.44%      $16,324           0.90%            3.16%            1.30%             2%
For the Year Ended March 31,
2004                                     4.16        17,075           0.90             3.20             1.17             13
2003                                    10.23        17,050           0.90             3.37             1.40             13
2002                                     2.22        16,575           0.90             3.48             1.19              3
2001(c)                                  0.76        11,855           0.90             3.67             1.57             --
 BALANCED FUND
For the Period Ended September 30,
(Unaudited)
2004                                     0.38%      $22,703           0.99%            0.65%            1.35%            37%
For the Year Ended March 31,
2004                                    29.80        28,088           1.07             0.81             1.33             74
2003                                    (8.19)       13,484           1.35             1.16             1.53             57
2002                                     4.10        14,639           1.25             2.09             1.54             85
2001                                     8.10         6,414           1.73             2.88             2.09             77
2000                                    (6.18)       12,010           1.10             3.16             1.42             31

SEMI-ANNUAL REPORT

First Focus Funds(SM)
--------------------------------------------------------------------------------

Financial Highlights
For a Share Outstanding

                                                     CHANGE IN NET ASSETS
                                                  RESULTING FROM OPERATIONS:
                                                 ----------------------------
                                                               NET REALIZED
                                                              AND UNREALIZED           LESS DIVIDENDS FROM:
                                                                GAIN (LOSS)     ----------------------------------
                                     NET ASSET      NET            FROM                          NET                 NET ASSET
                                      VALUE,     INVESTMENT     INVESTMENTS        NET        REALIZED     RETURN     VALUE,
                                     BEGINNING     INCOME       AND FOREIGN     INVESTMENT     GAIN ON       OF       END OF
                                     OF PERIOD     (LOSS)        CURRENCY         INCOME     INVESTMENTS   CAPITAL    PERIOD
------------------------------------------------------------------------------------------------------------------------------
CORE EQUITY FUND

For the Period Ended September 30,
  (Unaudited)
2004                                  $ 9.67       $ 0.03         $ 0.25          $(0.03)      $   --      $   --     $ 9.92

For the Year Ended March 31,
2004                                    7.51         0.09           2.16           (0.09)          --          --+      9.67
2003                                    9.89         0.09          (2.32)          (0.09)       (0.06)         --+      7.51
2002                                    9.51         0.12           0.50           (0.11)       (0.13)         --       9.89
2001                                    9.00         0.12           0.57           (0.11)       (0.05)      (0.02)      9.51
2000                                   13.36         0.19          (1.21)          (0.19)       (3.15)         --       9.00

 GROWTH OPPORTUNITIES FUND

For the Period Ended September 30,
(Unaudited)
2004                                  $13.64       $(0.03)        $(0.02)         $   --           --      $   --     $13.59

For the Year Ended March 31,
2004                                    9.53        (0.05)          4.16              --+          --          --      13.64
2003                                   12.10        (0.04)         (2.53)             --           --          --       9.53
2002                                   11.22         0.06           0.90           (0.08)          --          --      12.10
2001                                   11.44         0.07          (0.23)          (0.06)          --          --      11.22
2000                                    9.48         0.01           1.95              --           --          --      11.44

 SMALL COMPANY FUND

For the Period Ended September 30,
(Unaudited)
2004                                  $17.18       $ 0.01         $(0.25)         $(0.01)      $   --      $   --     $16.93

For the Year Ended March 31,
2004                                   12.38         0.07           4.80           (0.07)          --          --      17.18
2003                                   14.79         0.07          (2.41)          (0.07)          --          --+     12.38
2002                                   12.26         0.10           2.68           (0.10)       (0.15)         --      14.79
2001                                   10.31         0.12           1.95           (0.12)          --          --      12.26
2000                                    9.85         0.10           0.65           (0.10)       (0.19)         --      10.31

 INTERNATIONAL EQUITY FUND

For the Period Ended September 30,
(Unaudited)
2004                                  $11.23       $ 0.04         $(0.48)         $   --       $   --      $   --     $10.79

For the Year Ended March 31,
2004                                    7.44         0.06           3.77           (0.04)          --          --      11.23
2003 (d)                               10.00         0.03(e)       (2.59)             --           --          --       7.44


                                                                           RATIOS/SUPPLEMENTAL DATA:
                                                  ---------------------------------------------------------------------------
                                                                                      NET
                                                  NET ASSETS,                      INVESTMENT
                                                    END OF       EXPENSES TO     INCOME (LOSS)      EXPENSES TO
                                       TOTAL        PERIOD         AVERAGE         TO AVERAGE         AVERAGE       PORTFOLIO
                                     RETURN(A)      (000'S)     NET ASSETS(B)    NET ASSETS(B)    NET ASSETS*(B)    TURNOVER
-----------------------------------  ----------------------------------------------------------------------------------------
CORE EQUITY FUND
For the Period Ended September 30,
  (Unaudited)
2004                                     2.89%     $104,502           1.22%            0.63%            1.22%             6%
For the Year Ended March 31,
2004                                    30.11       114,746           1.11             1.05             1.19             10
2003                                   (22.64)       95,000           1.12             1.08             1.25             13
2002                                     6.64       132,295           1.03             1.09             1.20             16
2001                                     7.82       144,092           1.11             1.10             1.23             86
2000                                    (9.29)       87,537           1.07             1.47             1.18             23
 GROWTH OPPORTUNITIES FUND
For the Period Ended September 30,
(Unaudited)
2004                                    (0.37)%    $ 73,052           0.99%           (0.49)%           1.24%            22%
For the Year Ended March 31,
2004                                    43.14        73,899           1.01            (0.44)            1.10             55
2003                                   (21.24)       45,622           1.08            (0.43)            1.26             62
2002                                     8.58        53,558           0.99             0.47             1.26             83
2001                                    (1.38)       45,590           0.96             0.89             1.28             72
2000                                    20.72        23,013           1.03             0.10             1.41             74
 SMALL COMPANY FUND
For the Period Ended September 30,
(Unaudited)
2004                                    (1.42)%    $ 44,582           1.38%            0.11%            1.38%             1%
For the Year Ended March 31,
2004                                    39.47        41,641           1.12             0.47             1.38             15
2003                                   (15.81)       26,478           1.20             0.60             1.63             11
2002                                    22.95        22,532           1.21             0.73             1.64             27
2001                                    20.12        11,027           1.53             1.07             2.03             46
2000                                     7.55         8,624           1.46             0.89             2.02             37
 INTERNATIONAL EQUITY FUND
For the Period Ended September 30,
(Unaudited)
2004                                    (3.92)%    $ 27,645           1.57%            0.96%            1.67%            67%
For the Year Ended March 31,
2004                                    51.48        23,486           1.51             0.58             1.66            103
2003 (d)                               (25.60)(f)    11,496           1.61(f)          0.52(f)          2.21             37

 * Ratios excluding waivers and expenses paid indirectly.

 + Value is less than $0.005.

 (a)
   Not annualized for periods less than one year.

 (b)
   Annualized for periods less than one year.
 (c)
   Commenced operations on March 9, 2001.
 (d)
   Commenced operations on May 30, 2002.
 (e)
   Per share data calculated using average shares method.
 (f)
   Net of voluntary waivers from the administrator. Excluding the voluntary waivers from the administrator, the total return, ratio of expenses including waivers and ratio of net investment income would have been (26.05)%, 2.01% and 0.12% respectively.
See Notes to Financial Statements.

                                                        [FIRST FOCUS FUNDS LOGO]
--------------------------------------------------------------------------------

Notes to Financial Statements
September 30, 2004
(Unaudited)

1. Organization

First Focus Funds, Inc. (the "Company") was organized in October, 1994 as a Nebraska corporation and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company issuing its shares in series. The Company consists of 9 series, the Short/ Intermediate Bond Fund, the Income Fund, the Nebraska Tax-Free Fund, the Colorado Tax-Free Fund, the Balanced Fund, the Core Equity Fund, the Growth Opportunities Fund, the Small Company Fund and the International Equity Fund (individually referred to as the "Fund" and collectively as the "Funds"). Each series represents a distinct portfolio with its own investment objectives and policies.

The Company is authorized to issue an unlimited number of shares. All Funds presently offer Institutional Class shares without a sales charge.

Under the Funds organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with its vendors and others that provide general indemnification. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund. However, based on experience, the Funds expect the risk of loss to be remote.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with the accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Portfolio Valuation

The net asset value per share of the Funds is determined once on each business day as of the close of the New York Stock Exchange, which is normally 4 p.m. Eastern Time. Each Fund's net asset value per share is calculated by adding the value of all securities and other assets of the Fund, subtracting its liabilities and dividing the result by the number of its outstanding shares. In valuing the Funds' assets for calculating the net asset value, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they traded on valuation date, or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. Debt securities (other than short-term instruments) are valued at prices furnished by a pricing service, subject to review by the respective Fund's investment adviser, FNB Fund Advisers ("FNB") or FNC Fund Advisers ("FNC") collectively, the "Advisers," both divisions of First National Bank of Omaha ("First National"), and determination of the appropriate price whenever a furnished price is significantly different from the previous day's furnished price. Short-term obligations (maturing within 60 days) may be valued on an amortized cost basis. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Committee pursuant to procedures established by the Board of Directors. Factors used in determining fair value include but are not limited to type of security or asset, fundamental analytical data relating to the investment, evaluation of the forces that influence the market in which the security is purchased and sold, and information as to any transactions or offers with respect to the security.

Securities Transactions and Investment Income

Security transactions are accounted for no later than the first calculation on the first business day following the trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or premium or accretion of discount for both financial

SEMI-ANNUAL REPORT
First Focus Funds(SM)
--------------------------------------------------------------------------------

Notes to Financial Statements (continued)
September 30, 2004
(Unaudited)

reporting and tax purposes. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Risk Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include adverse future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

Certain countries may also impose substantial restrictions on investments on their capital markets by foreign entities, including restriction on investment in issuers or industries deemed sensitive to the relevant nation's interests. These factors may limit the investment opportunities available or result in lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Foreign Exchange Transactions

The book and records of the Funds' are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

     (I) market value of investment securities, other assets and liabilities at the current rate of exchange

     (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities. The Funds report gains and losses on foreign currency related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses are treated as ordinary income or loss for U.S. Federal income tax purposes.

Dividends and interest from non-U.S. sources received by a Fund are generally subject to non-U.S. withholding taxes at rates ranging up to 28%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Fund intends to undertake any procedural steps required to claim benefits of such treaties. If the value of more than 50% of a Fund's total assets at the close of any taxable year consists of stock or securities of non-U.S. corporations, the Fund is permitted and may elect to treat any non-U.S. taxes paid by it as paid by its shareholders.

Repurchase Agreements

The Funds may acquire repurchase agreements from financial institutions such as banks and broker/dealers that the Advisers deem credit-worthy under guidelines approved by the Board of Directors, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by each Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Funds' custodian or another qualified custodian or in the Federal Reserve/ Treasury book-entry system. Repurchase agreements are considered to be loans by the Funds under the 1940 Act. As of March 31, 2004, the Funds did not hold any repurchase agreements.

Allocation of Expenses

Expenses directly attributable to a Fund are charged directly to that Fund, while expenses which are attributable to more than one Fund of the Company are allocated among the respective Funds based upon relative net assets or some other reasonable method.

                                                        [FIRST FOCUS FUNDS LOGO]
--------------------------------------------------------------------------------

Distributions to Shareholders

The Short/Intermediate Bond, Income, Nebraska Tax-Free and Colorado Tax-Free Funds declare dividends of net investment income daily and pay them monthly. The Core Equity Fund declares and pays monthly, the Balanced and Small Company Funds declare and pay quarterly and the Growth Opportunities and International Equity Funds declare and pay annually. Distributions of net realized capital gains, if any, will be declared at least annually.

Federal Income Taxes

It is each Fund's policy to continue to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of the income to its shareholders that will be sufficient to relieve it from substantially all Federal income taxes.

3. Related Party Transactions

The Funds have agreements with the respective Advisers to furnish investment advisory services to the Funds. Under the terms of these agreements, the Funds pay a monthly fee at the annual rate of the following percentages on average daily net assets: to FNB, 0.50% for the Short Intermediate Bond Fund, 0.60% for the Income Fund, 0.70% for the Nebraska Tax-Free Fund, 0.75% for the Balanced and Core Equity Funds, 0.85% for the Small Company Fund and 1.00% for the International Equity Fund; and to FNC, 0.70% for the Colorado Tax-Free Fund and 0.75% for the Growth Opportunities Fund. FNC has contractually agreed to waive or reimburse all or a portion of its fee so that the total operating expenses in the Colorado Tax-Free Fund will not exceed 0.90%.

KBC Asset Management International Ltd. ("KBCAM"), a subsidiary of KBCAM Limited, serves as the investment sub-adviser to the International Equity Fund. Under the terms of this agreement, FNB pays to KBCAM a monthly fee of 0.50% of the average daily net assets of the International Equity Fund. KBCAM has voluntarily agreed to waive 0.10% of their sub-advisory fee. This voluntarily agreement may discontinue at any time.

FNB serves as custodian for each of the Funds, with the exception of the International Equity Fund, for which The Northern Trust Company acts as custodian. FNB, as custodian, receives compensation from each of the Funds for such services in an amount equal to a fee, computed daily and payable monthly, at an annual rate of 0.03% of each Fund's average daily net assets. For the period April 1, 2003 through November 30, 2003 FNB waived all of its fees for each of the Funds. The Northern Trust Company receives as compensation from the International Equity Fund a fee, computed daily and paid monthly, at an annual rate of 0.065% of the Fund's average daily net assets, subject to minimum fee of $15,000 annually.

First National Bank also serves as the Funds' Transfer Agent. They receive some out of pocket compensation from each of the Funds for their services. DST Systems, Inc., is the sub-transfer agent, whose functions include disbursing dividends and other distributions.

BISYS Fund Services Ohio, Inc. ("BISYS") acts as Administrator for each of the Funds. As compensation for its administrative and accounting services, the Administrator is entitled to a fee, computed daily and payable monthly, at an annual rate of 0.15% of Funds average daily net assets for the first $600,000,000, 0.13% for $600,000,000 to $800,000,000, and 0.11% over
$800,000,000 subject to an aggregate minimum fee of $270,000 of all Funds. SEI Investments Global Funds Services, the Funds former Administrator, charged 0.20% of the Funds daily net assets.

The Advisers and the Administrator may periodically volunteer to reduce all or a portion of their fees with respect to one or more Funds. These voluntary waivers may be terminated at any time. The Advisers and the Administrators may not seek reimbursement of such voluntarily reduced fees at a later date. The reduction of such fees will cause the yield and total return of that Fund to be higher than it would be in the absence of such reductions.

BISYS Fund Services, Limited Partnership (the "Distributor") acts as Distributor for each of the Funds pursuant to a Distribution Agreement with the Company.

SEMI-ANNUAL REPORT
First Focus Funds(SM)
--------------------------------------------------------------------------------

Notes to Financial Statements (continued)
September 30, 2004
(Unaudited)

The Company has adopted an Administrative Services Plan for the Institutional Class pursuant to which each Fund is authorized to pay compensation to banks and other financial institutions, that may include the Advisers, their correspondent and affiliated banks and the Administrator (each a "Service Organization"). Such Service Organizations agree to provide certain administerial, recordkeeping and/or administrative support services for their customers or account holders who are the beneficial or record owner of the shares of that Fund. Effective November 1, 1996, the Company entered into an agreement under the Administrative Services Plan with FNB at an annual rate of 0.10% of the average daily net assets serviced for each of the Short/Intermediate Bond, Income, Nebraska Tax-Free, Balanced, Core Equity, Small Company, and International Equity Funds. FNB has voluntarily agreed to waive 0.05% of each Fund's fee, with the exception of the International Equity Fund. This voluntary agreement may discontinue at any time.

4. Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Funds of the year ended March 31, 2004 were as follows:

                                                                PURCHASES              SALES
-----------------------------------------------------------------------------------------------
Short/Intermediate Bond Fund                                   $ 18,480,681         $13,529,354
------------------------------------------------------------
Income Fund                                                      25,283,515          43,650,721
------------------------------------------------------------
Nebraska Tax-Free Fund                                                   --           6,613,960
------------------------------------------------------------
Colorado Tax-Free Fund                                              321,387             922,722
------------------------------------------------------------
Balanced Fund                                                     8,830,735          13,799,613
------------------------------------------------------------
Core Equity Fund                                                  6,431,340          15,930,997
------------------------------------------------------------
Growth Opportunities Fund                                        16,008,290          16,572,835
------------------------------------------------------------
Small Company Fund                                                5,403,667             409,623
------------------------------------------------------------
International Equity Fund                                        19,810,555          15,806,546
------------------------------------------------------------
-----------------------------------------------------------------------------------------------

5. Capital Share Transactions

The Company is authorized to issue a total of 1,000,000,000 shares of common stock in each series with a par value of $0.00001 per share. The Board of Directors is empowered to issue other series of the Company's shares without shareholder approval.

                                                                  SHORT/INTERMEDIATE
                                                                      BOND FUND                   INCOME FUND
                                                              --------------------------   --------------------------
                                                                 FOR THE       FOR THE        FOR THE       FOR THE
                                                              PERIOD ENDED    YEAR ENDED   PERIOD ENDED    YEAR ENDED
                                                              SEPTEMBER 30,   MARCH 31,    SEPTEMBER 30,   MARCH 31,
                                                                  2004           2004          2004           2004
---------------------------------------------------------------------------------------------------------------------
                                                               (UNAUDITED)                  (UNAUDITED)
SHARE TRANSACTIONS:
  Issued                                                        1,616,653      2,558,027       232,279      3,922,055
-----------------------------------------------------------
  Reinvested                                                       46,624        103,798        68,541        107,798
-----------------------------------------------------------
  Redeemed                                                     (1,089,076)    (1,603,433)   (2,095,417)    (1,986,916)
-----------------------------------------------------------    ----------     ----------    ----------     ----------
Net increase (decrease)                                           574,201      1,058,392    (1,794,597)     2,042,937
-----------------------------------------------------------    ==========     ==========    ==========     ==========
---------------------------------------------------------------------------------------------------------------------

                                                        [FIRST FOCUS FUNDS LOGO]
--------------------------------------------------------------------------------

                                                                       NEBRASKA                     COLORADO
                                                                    TAX-FREE FUND                TAX-FREE FUND
                                                              --------------------------   --------------------------
                                                                 FOR THE       FOR THE        FOR THE       FOR THE
                                                              PERIOD ENDED    YEAR ENDED   PERIOD ENDED    YEAR ENDED
                                                              SEPTEMBER 30,   MARCH 31,    SEPTEMBER 30,   MARCH 31,
                                                                  2004           2004          2004           2004
---------------------------------------------------------------------------------------------------------------------
                                                               (UNAUDITED)                    (UNAUDITED)
SHARE TRANSACTIONS:
  Issued                                                          104,453        490,120       251,948        356,422
-----------------------------------------------------------
  Reinvested                                                        1,727          6,993         2,428          3,729
-----------------------------------------------------------
  Redeemed                                                       (898,258)    (1,567,349)     (307,582)      (358,086)
-----------------------------------------------------------    ----------     ----------    ----------     ----------
Net increase (decrease)                                          (792,078)    (1,070,236)      (53,206)         2,065
-----------------------------------------------------------    ==========     ==========    ==========     ==========
---------------------------------------------------------------------------------------------------------------------

                                                                    BALANCED FUND               CORE EQUITY FUND
                                                              --------------------------   --------------------------
                                                                 FOR THE       FOR THE        FOR THE       FOR THE
                                                              PERIOD ENDED    YEAR ENDED   PERIOD ENDED    YEAR ENDED
                                                              SEPTEMBER 30,   MARCH 31,    SEPTEMBER 30,   MARCH 31,
                                                                  2004           2004          2004           2004
---------------------------------------------------------------------------------------------------------------------
                                                               (UNAUDITED)                    (UNAUDITED)
SHARE TRANSACTIONS:
  Issued                                                          442,618      1,531,675       421,747      1,385,711
-----------------------------------------------------------
  Reinvested                                                        7,117         15,370        13,957         50,677
-----------------------------------------------------------
  Redeemed                                                       (913,265)      (625,092)   (1,756,998)    (2,220,632)
-----------------------------------------------------------    ----------     ----------    ----------     ----------
Net increase (decrease)                                          (463,530)       921,953    (1,321,294)      (784,244)
-----------------------------------------------------------    ==========     ==========    ==========     ==========
---------------------------------------------------------------------------------------------------------------------

                                                                 GROWTH OPPORTUNITIES            SMALL COMPANY
                                                                         FUND                         FUND
                                                              --------------------------   --------------------------
                                                                 FOR THE       FOR THE        FOR THE       FOR THE
                                                              PERIOD ENDED    YEAR ENDED   PERIOD ENDED    YEAR ENDED
                                                              SEPTEMBER 30,   MARCH 31,    SEPTEMBER 30,   MARCH 31,
                                                                  2004           2004          2004           2004
---------------------------------------------------------------------------------------------------------------------
                                                               (UNAUDITED)                    (UNAUDITED)
SHARE TRANSACTIONS:
  Issued                                                          684,877      1,482,704       406,750        713,588
-----------------------------------------------------------
  Reinvested                                                           --            238           478          6,245
-----------------------------------------------------------
  Redeemed                                                       (726,701)      (851,747)     (197,354)      (436,153)
-----------------------------------------------------------    ----------     ----------    ----------     ----------
Net increase (decrease)                                           (41,824)       631,195       209,874        283,680
-----------------------------------------------------------    ==========     ==========    ==========     ==========
---------------------------------------------------------------------------------------------------------------------

SEMI-ANNUAL REPORT

First Focus Funds(SM)
--------------------------------------------------------------------------------

Notes to Financial Statements (continued)
September 30, 2004
(Unaudited)

                                                                     INTERNATIONAL
                                                                      EQUITY FUND
                                                               --------------------------
                                                                  FOR THE       FOR THE
                                                               PERIOD ENDED    YEAR ENDED
                                                               SEPTEMBER 30,   MARCH 31,
                                                                   2004           2004
-----------------------------------------------------------------------------------------
                                                                (UNAUDITED)
SHARE TRANSACTIONS:
  Issued                                                           657,838        895,990
------------------------------------------------------------
  Redeemed                                                        (188,683)      (348,910)
------------------------------------------------------------    ----------     ----------
Net increase                                                       469,155        547,080
------------------------------------------------------------    ==========     ==========
-----------------------------------------------------------------------------------------

6. Distribution and Federal Income Tax Information

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with the Federal Tax regulations and may differ from GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent and they are charged or credited to paid in capital or accumulated net realized gain, as appropriate, in the period that the differences arise.

To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions) ,such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment: temporary differences do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

7. Concentration of Credit Risk

The Nebraska Tax-Free and Colorado Tax-Free each concentrate their investments in a single state and therefore have more credit risk related to the economic conditions of that state than a Fund with broader geographical diversification.

The International Equity Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments, lack of liquidity, low marker capitalizations, foreign currency fluctuations, and the level of governmental supervision and regulation of securities markets in the respective countries.

8. Fund Merger

The Board of Directors and Shareholders of the First Focus Funds approved a reorganization of the Bond Fund into the Income Fund, which took place at the close of business on August 29, 2003. Under the reorganization, the Bond Fund transferred $30,061,921 for 3,027,244 shares of the Income Fund at an exchange ratio of 1.029.

The value of the Bond Fund on August 29, 2003 was $30,061,921. The Value of the Income Fund on August 29, 2003 was $68,265,125. Upon the reorganization of the Bond Fund and the Income Fund on August 29, 2003, the value of the Income Fund combined with the Bond Fund was $98,327,046.

9. Proxy Voting Policy

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to portfolio securities is available (i) without charge, upon request, by calling 800-662-4203 and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

10. Quarterly Holdings

A portfolio holdings statement for the Funds for the quarter ended December 31, 2004, will also be available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov.

                                                        [FIRST FOCUS FUNDS LOGO]
--------------------------------------------------------------------------------

Additional Fund Information
September 30, 2004
(Unaudited)

As a shareholder of the First Focus Funds, you incur ongoing costs, including management fees; distribution fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the First Focus Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2004 through September 30, 2004.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                                 BEGINNING     ENDING ACCOUNT   EXPENSE PAID DURING   EXPENSE RATIO DURING
                                               ACCOUNT VALUE       VALUE              PERIOD*               PERIOD**
                                                  4/1/04          9/30/04        4/1/04 - 9/30/04       4/1/04 - 9/30/04
--------------------------------------------------------------------------------------------------------------------------
Short/Intermediate Bond Fund                     $1,000.00       $  995.40             $4.30                  0.86%
---------------------------------------------
Income Fund                                       1,000.00        1,000.40              5.27                  1.05%
---------------------------------------------
Nebraska Tax-Free Fund                            1,000.00        1,008.40              4.93                  0.98%
---------------------------------------------
Colorado Tax-Free Fund                            1,000.00        1,004.40              4.52                  0.90%
---------------------------------------------
Balanced Fund                                     1,000.00        1,003.80              4.97                  0.99%
---------------------------------------------
Core Equity Fund                                  1,000.00        1,028.90              6.21                  1.22%
---------------------------------------------
Growth Opportunities Fund                         1,000.00          996.30              4.95                  0.99%
---------------------------------------------
Small Company Fund                                1,000.00          985.80              6.87                  1.38%
---------------------------------------------
International Equity Fund                         1,000.00          960.80              7.72                  1.57%
---------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The following table provides information about hypothetical account values and hypothetical expenses based on each of the First Focus Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SEMI-ANNUAL REPORT

First Focus Funds(SM)
--------------------------------------------------------------------------------

Additional Fund Information (continued)
September 30, 2004
(Unaudited)

                                                 BEGINNING     ENDING ACCOUNT   EXPENSE PAID DURING   EXPENSE RATIO DURING
                                               ACCOUNT VALUE       VALUE              PERIOD*               PERIOD**
                                                  4/1/04          9/30/04        4/1/04 - 9/30/04       4/1/04 - 9/30/04
--------------------------------------------------------------------------------------------------------------------------
Short/Intermediate Bond Fund                     $1,000.00       $1,020.76             $4.36                  0.86%
---------------------------------------------
Income Fund                                       1,000.00        1,019.80              5.32                  1.05%
---------------------------------------------
Nebraska Tax-Free Fund                            1,000.00        1,020.16              4.96                  0.98%
---------------------------------------------
Colorado Tax-Free Fund                            1,000.00        1,020.56              4.56                  0.90%
---------------------------------------------
Balanced Fund                                     1,000.00        1,020.10              5.01                  0.99%
---------------------------------------------
Core Equity Fund                                  1,000.00        1,018.95              6.17                  1.22%
---------------------------------------------
Growth Opportunities Fund                         1,000.00        1,020.10              5.01                  0.99%
---------------------------------------------
Small Company Fund                                1,000.00        1,018.15              6.98                  1.38%
---------------------------------------------
International Equity Fund                         1,000.00        1,017.20              7.94                  1.57%
---------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

 * Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

** Annualized.

INVESTMENT ADVISER
        FNB FUND ADVISERS
        First National Bank
        1620 Dodge Street, Stop 1075
        Omaha, Nebraska 68197

        FNC Fund Advisers
        First National Bank
        P.O. Box 555
        Fort Collins, Colorado 80522

INVESTMENT SUB-ADVISER
        (INTERNATIONAL EQUITY FUND ONLY)
        KBC Asset Management International Ltd.
        Joshua Dawson House
        Dawson Street
        Dublin 2, Ireland

CUSTODIAN
        First National Bank
        1620 Dodge Street, Stop 1075
        Omaha, Nebraska 68197

        The Northern Trust Company
        (International Equity Fund only)
        50 South LaSalle Street
        Chicago, Illinois 60675

ADMINISTRATOR & Distributor
        Bisys Fund Services
        3435 Stelzer Road
        Columbus, Ohio 43219

LEGAL COUNSEL
        Cline, Williams, Wright, Johnson & Oldfather
        1900 US Bank Building
        233 South 13th Street
        Lincoln, NE 68508-2095

AUDITORS
        KPMG LLP
        Two Central Park Plaza, Suite 1501
        Omaha, Nebraska 68102

This report has been prepared for the general information of First Focus Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective First Focus Funds prospectus. The prospectus contains more complete information about First Focus Funds' investment objectives, management fees and expenses, risks and operating policies. Please read the prospectus carefully before investing or sending money.




FOR MORE INFORMATION
    call 1-800-662-4203
    or write to:
    First Focus Funds Service Center
    P.O. Box 219022
    Kansas City, Missouri 64121-9022


[First Focus Funds Logo]                                      FFF-SAR-0904
                                                              11/04

ITEM 2. CODE OF ETHICS.

      Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

      NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

      The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 11(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

      If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

      During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any elements of the code of ethics definition enumerated in paragraph (b) of this Item 2.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

            (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

                        (i) Has at least one audit committee financial expert serving on its audit committee; or

                        (ii) Does not have an audit committee financial expert serving on its audit committee.

                  (2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                        (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                        (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a- 2(a)(19)).

                  (3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

            (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

            (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

            (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

            (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

            (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

                  (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

            (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

            (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

            (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

            (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in
                  Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

            (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

NOT APPLICABLE.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

NOT APPLICABLE - SEE ITEM 1

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

            A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

NOT APPLICABLE, THE FUND DOES NOT HAVE THESE PROCEDURES.

ITEM 10. CONTROLS AND PROCEDURES.

            (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS (I) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (II) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL HALF-YEAR (THE REGISTRANT'S SECOND FISCAL HALF-YEAR IN THE CASE OF AN ANNUAL REPORT) THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 11. EXHIBITS.

            (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

            (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

NOT APPLICABLE - ONLY EFFECTIVE FOR ANNUAL REPORTS.

            (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2). CERTIFICATIONS PURSUANT TO RULE 30A-2(A) ARE ATTACHED HERETO.

            (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. NOT APPLICABLE.

            (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference. CERTIFICATIONS PURSUANT TO RULE 30A-2(B) ARE FURNISHED HEREWITH.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      First Focus Funds, Inc.
            -----------------------------

By (Signature and Title)*     /s/ Trent Statczar, Treasurer
                         -------------------------------------------------------

Date    November 23, 2004
     ------------------------------------

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Trent Statczar, Treasurer
                         -------------------------------------------------------

Date    November 23, 2004
     ------------------------------------

By (Signature and Title)*     /s/ D. P. Greer, President
                         -------------------------------------------------------

Date    November 30, 2004
     ------------------------------------



* Print the name and title of each signing officer under his or her signature.